FILE NO.   2-27135
FILE NO.  811-1525


                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM N-3

                  REGISTRATION STATEMENT UNDER THE SECURITIES
                                  ACT OF 1933

                     Pre-Effective Amendment No.     _____

                        Post-Effective Amendment No. 48

                                     and/or

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940


                               Amendment No. 22

                        (Check appropriate box or boxes)


            Provident National Assurance Company Separate Account B
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)


                      Provident National Assurance Company
--------------------------------------------------------------------------------
                          (Name of Insurance Company)


                1 Fountain Square, Chattanooga, Tennessee  37402
--------------------------------------------------------------------------------
   (Address of Insurance Company's Principal Executive Offices)    (Zip Code)


  Insurance Company's Telephone Number, including Area Code    (423)  755-1901


              Susan N. Roth, Provident National Assurance Company,
                1 Fountain Square, Chattanooga, Tennessee  37402
--------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

     Appropriate Date of Proposed Public Offering          Not Applicable

     It is proposed that this filing will become effective (check appropriate space)

       X    immediately upon filing pursuant to paragraph (b)
     -----
            on (date) pursuant to paragraph (b)
     -----
            60 days after filing pursuant to paragraph (a) (1)
     -----
            on (date) pursuant to paragraph (a) (1)
     -----
            75 days after filing pursuant to paragraph (a) (2)
     -----
            on (date) pursuant to paragraph (a) (2) of Rule 485
     -----

If appropriate, check the following box:

            this post-effective amendment designates a new effective date
     -----
            for a previously filed post-effective amendment
     -----

                           VARIABLE ANNUITY CONTRACTS

                 Cross Reference Sheet Pursuant to Rule 404(c)

     By letter dated July 2, 1987, the Staff of the Insurance Products Office Division of Investment Management, gave recognition to the fact that since it was not intended for distribution to prospective new contract owners, the "prospectus" for this Separate Account was not required to be comprehensive and conforming to Form N-3. Provident National Assurance Company Separate Account B had formulated and continued to use what it referred to as "Disclosure Statement" in the place of the prospectus and Statement of Additional Information called for by Form N-3. The staff agreed to the continued use of this approach to disclosure by indicating its tacit endorsement of the continued preparation and distribution of this "special disclosure piece."

     The special disclosure piece which the staff acknowledged in its letter of July 2, 1987 is a one-part document based upon the prior registration form for a management type separate account. The following cross reference sheet refers to the contents of the one-part document rather than Parts A and B of Form N-3.

                                          Caption in
Item No. and Caption in Form N-3          Disclosure Statement*


                 PART A - INFORMATION REQUIRED IN A PROSPECTUS*


  1.     Cover Page                    Cover Page

  2.     Definitions                   Item Omitted*

  3.     Synopsis or Highlights        Summary of Disclosure Statement

  4.     Condensed Financial           Per Unit Income and Capital Changes
         Information                   of Separate Account B

  5.     General Description of        Summary of Disclosure Statement,
         Registrant and Insurance      Description of Separate Account B
         Company                       and the Company

  6.     Management                    Board of Managers of Separate Account B

  7.     Deductions and Expenses       Summary of Disclosure Statement,
                                       Investment Advisory Services, Mortality
                                       and Expense Assurances, Sales
                                       and Administrative Services

  8.     General Description of        Summary of Disclosure Statement
         Variable Annuity Contracts

  9.     Annuity Period                Item Omitted

 10.     Death Benefit                 Item Omitted

 11.     Purchases and Contract Value  Summary of Disclosure Statement, Sales
                                       and Administrative Services, Valuation
                                       of Assets

 12.     Redemptions                   Summary of Disclosure Statement,
                                       Surrender for Redemption

 13.     Taxes                         Summary of Disclosure Statement,
                                       Federal Tax Status

14.      Legal Proceedings             Legal Proceedings

15.      Table of Contents of the      Not Applicable*
         Statement of Additional
         Information

     PART B - INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION


16.    Cover Page                       Not Applicable*

17.    Table of Contents                Not Applicable*

18.    General Information and History  Summary of Disclosure Statement,
                                        Descriptions of Separate Account B
                                        and the Company

19.    Investment Objectives            Summary of Disclosure Statement,
       and Policies                     Investment Objectives and Policies

20.    Management                       Board of Managers of Separate Account B

21.    Investment Advisory and          Summary of Disclosure Statement,
       Other Services                   Investment Advisory Services

22.    Brokerage Allocation             Allocation of Portfolio Brokerage

23.    Purchase and Pricing             Sales and Administrative Services
       of Securities Being Offered

24.    Underwriters                     Summary of Disclosure Statement
                                        Sales and Administrative Services

25.    Calculation of Yield             Not Applicable*
       Quotations of Money Market
       Sub-Account

26.    Annuity Payments                 Item Omitted

27.    Financial Statements             Financial Statements

* Since the Registrant is not now and does not intend to make a public offering of its contracts, this disclosure statement omits certain items set forth in the contents page for Parts A and B of Form N-3 because they are irrelevant and not applicable to the operation of this particular Registrant. The only purpose of this document is to provide current information to contract owners who purchased their contracts on or before February 1984 and continued to hold such contracts. Pursuant to the agreement with the staff of the Securities and Exchange Commission reached in 1987, this Form N-3 does not contain a Statement of Additional Information.

            PROVIDENT NATIONAL ASSURANCE COMPANY SEPARATE ACCOUNT B

               1 Fountain Square, Chattanooga, Tennessee  37402

                                (423) 755-1901


The investment objective of Provident National Assurance Company Separate Account B (Separate Account) is long-term capital growth. The assets placed into the Separate Account are normally invested in equity securities, principally common stocks.

The principal underwriter of Separate Account B is Provident National Assurance Company.

NOTE: The public offering of contracts of Separate Account B was discontinued on February 1, 1984.

No further offering of contracts of the Separate Account is made hereby.

The information contained herein is intended solely for the information and use of holders of contracts issued prior to February 1, 1984.




  This disclosure statement should be read and retained for future reference.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS DISCLOSURE STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



            The date of this disclosure statement is April 30, 1998

                        SUMMARY OF DISCLOSURE STATEMENT

     I.  Investment Adviser and Principal Underwriter

     Provident National Assurance Company (the Company), a stock life insurance company, acts as principal underwriter and as the investment adviser to the Separate Account. The Company makes deductions from the Separate Account, payable monthly, equal to .0048% of the current asset value of the Separate Account per valuation day which is approximately 1.20% on an annual basis. Of these fees, approximately .50% is received for investment advisory services, approximately .50% is received for contingent mortality assurances and approximately .20% for expense assurances.

     II.  Investment Objectives

     The investment objective of the Separate Account is long-term capital growth. The amounts in the Separate Account are normally placed in equity investments, principally common stocks. However, depending on market conditions, from time to time management may decide that investment of some of the assets of the Separate Account in preferred stocks and debt obligations will best serve their investment objectives. From time to time, for the same reason or pending other investments, the Separate Account may hold funds in U.S. Government securities, certificates of deposit, and the like.

     III.  Type of Investment Company

     The Separate Account is registered under the Investment Company Act of 1940 as an open-end diversified management investment company.

     IV.  Redemption

     At any time during the accumulation period and prior to the commencement of annuity payments, the variable annuity contracts may be surrendered for redemption at the current net asset value. There is no charge or fee for surrender for redemption.

     V.  Description of Variable Annuities

     A variable annuity is similar to a fixed annuity. Both provide that the contributions (less certain deductions) made by or on behalf of an annuitant prior to his retirement date will be accumulated and that after the retirement date the Company will make monthly payments to the retired annuitant for the remainder of his lifetime. Also, in both cases, the Company receives certain fees for assuming the mortality and expense risks under the contract.

     Under a fixed annuity, the Company assumes the risk of investment gain or loss, assures a specified interest rate and assures a specified monthly annuity payment. However, under a variable annuity, contributions (less deductions) are placed in a Separate Account, and the contract owner or annuitant assumes the risks of investment gain or loss in that the value of the contract or individual account (before retirement) and the monthly annuity payments (after retirement) vary with the investment income and gains or losses on the assets of the Separate Account.

     The basic objective of the contracts is to provide the annuitant with annuity payments which will tend to reflect the changes in the cost of living both before and after his retirement. There has been no exact correlation between the cost of living index and investment performance.

     In some periods, they have moved in opposite directions. Therefore, there is no assurance that this objective can be attained. The value of the investments held in the Separate Account fluctuates daily and is subject to all the risks of changing economic conditions. There is no assurance that the value of an annuitant's account during the years prior to retirement or the aggregate amount of the variable annuity payments received during the years following retirement will equal or exceed the purchase payments made by or on behalf of the annuitant.

     VI.  Miscellaneous

     A deduction will be made when applicable for premium taxes imposed by some states or municipalities. When imposed, these taxes currently range from .5% to a maximum of 3.5%.

     Purchase payments under the contracts, after deductions for sales and administrative expenses and any applicable premium taxes, are added to Separate Account B. The assets of the Separate Account are held for the exclusive benefit of the holders of and persons entitled to payments under the contracts.

     The Board of Managers of the Separate Account is elected annually by the owners of contracts for which reserves are maintained in the Separate Account.


           PER UNIT INCOME AND CAPITAL CHANGES OF SEPARATE ACCOUNT B

     Information relating to per unit income and capital changes is included in the financial statements which constitute a part of this disclosure statement.


               DESCRIPTION OF SEPARATE ACCOUNT B AND THE COMPANY

     Provident National Assurance Company (Company) is a stock life insurance company organized under the provisions of Chapters 491 and 508 of the 1966 Code of Iowa on June 28, 1967. In accordance with the provisions of the Iowa Insurance Code, Separate Account B was established by the Company on August 21, 1967.

     On November 27, 1974, all of the outstanding shares of stock of the Company were purchased by Provident Life and Accident Insurance Company (Provident), Chattanooga, Tennessee. Provident was organized in 1887 under the laws of Tennessee and is engaged in the sale of individual and group life and accident and health insurance in all states (except New
York), the District of Columbia, the Dominion of Canada and all Canadian provinces and Puerto Rico.

     On September 29, 1978, the Company changed its domicile from Des Moines, Iowa, to Chattanooga, Tennessee, pursuant to Section 56-202(b) of the Tennessee Code Annotated. As a result of the redomestication, the Company became a Tennessee corporation, and the Company and the Separate Account are subject to the laws and regulations of Tennessee pertaining to insurance. In early 1996, as the result of corporate restructuring, the Company became a direct wholly-owned subsidiary of Provident Companies, Inc., whose stock is publicly held and traded on the New York Stock Exchange. The Home Office of the Company is located at 1 Fountain Square, Chattanooga, Tennessee.

     Under the provisions of Tennessee law, the assets in the Separate Account are not chargeable with liabilities arising out of any other business the Company may conduct. The Separate Account, though an integral part of the Company, is registered as an open-end diversified management investment company under the Investment Company Act of 1940. Under Tennessee law, regulation of the Company by the Insurance Commissioner of the State of Tennessee includes regulation of the Separate Account. Registration with the Securities and Exchange Commission does not involve supervision of management or investment practices or policies of the Separate Account or the Company by the Commission.


                       INVESTMENT OBJECTIVES AND POLICIES

     I.  Fundamental

     The investment policies enumerated below are, except as noted, fundamental to Separate Account B and may not be changed without prior approval by a vote of a majority of the outstanding voting securities.

1. The investment objective of the Separate Account is long-term capital growth.

     To the extent feasible, assets of the Separate Account will be kept fully invested and amounts will be held in cash only (a) temporarily, pending investment in accordance with the investment policy; and (b) to the extent necessary to make normal contract payments.

     The assets of the Separate Account will usually be invested in a diversified portfolio of equities, which will be primarily common stocks, with such changes as may seem advisable, from time to time, to take into account changes in the outlook for particular industries or companies. Historically, the value of a diversified portfolio of common stocks held for an extended period of time has tended to rise during periods of inflation. There has, however, been no exact correlation, and for some periods, the prices of securities have declined while the cost of living has risen. The value of the investments held in the Separate Account fluctuates daily and is subject to the risks of changing economic conditions, as well as the risks inherent in the ability of management to make changes in such investments necessary to meet changes in economic conditions.

     There may be times when management feels that conditions are such that continued investment in a portfolio made up primarily of common stocks does not appear to be the best method of seeking the objective of the Separate Account. At such times, a larger proportion of the assets may be invested in preferred stocks, corporate bonds or debentures (which may or may not be convertible into stocks), stock warrants or options (puts or calls), or real estate.

     Periodically, and in limited amounts, the Separate Account may hold funds in the form of short-term obligations, such as U.S. Treasury Bills, bankers' acceptances, certificates of deposit and commercial paper. This permits a return on cash balances held prior to investment of these funds in securities.

     2. Investments will not be concentrated in particular industries or group of industries and no more than 25% of the assets of the Separate Account will be invested in any one industry.

     3. The Separate Account does not intend to engage in the purchase and sale of interests in real estate, but reserves freedom of action to do so. However, it will not make any such purchase if the value of any real estate held plus the amount proposed to be acquired (subject to the provisions of policy 10 below) amounts to more than 10% of the value of the Separate Account's assets. The Separate Account may invest in deeds of trust to real estate or marketable interests in real estate investment trusts.

     4. No purchase or sale of commodities or of commodity contracts will be made.

     5.  No money will be borrowed.

     6. No loan of funds or other assets will be made, except through the acquisition of a portion of an issue of bonds, debentures or other evidence of indebtedness which are publicly distributed.

     7.  No securities of other issuers will be underwritten.

     8. Not more than 5% of the voting securities of any one issuer will be acquired.

     9. No purchase of securities will be made if, as a result of such purchase, more than the greater of $5,000 or 5% of the total value of the assets of the Separate Account will be invested in the securities of any one issuer (other than the United States or its instrumentalities).

     10. The Separate Account will not invest more than 10% of the value of its assets in securities or other investments (including real estate and restricted securities) which are subject to legal or contractual restrictions upon resale or are not otherwise readily marketable.

     Since the inception of the Separate Account, no purchases of restricted securities have been made. Moreover, management has no current intention of investing in such securities in the future.

     11. No purchase of warrants or options to purchase securities will be made if, as a result of such purchase, more than 2% of the assets of the Separate Account will be invested in such warrants and options.

     Since the inception of the Separate Account, no purchases of warrants or options have been made. Moreover, management has no current intention of investing in such securities in the future.

     12. Dividends from the net investment income and capital gains distributions of the Separate Account will be retained and reinvested by the Separate Account.

     II.  Other

     The policies and objectives below may be changed by action of the Board of Managers.

     1. All investments of assets of the Separate Account are restricted to those permitted under the regulations adopted by the Tennessee Insurance Commissioner with respect to investments made by segregated variable annuity accounts established by insurance companies. Investments of the Separate Account will be in compliance with the regulations, including the provision that all common stock investments shall be in stock which is listed or admitted to trading on a securities exchange registered under the Securities Exchange Act of 1934 or which is publicly held and has been traded in the over-the-counter market and as to which current stock market quotations are readily available.

     2. So long as the Company is licensed to do variable annuity business in the State of New York, the investment of assets of the Separate Account will be subject to the following restrictions, unless otherwise permitted by New York law: (a) no investment shall be made which will result in the ownership of more than 5% of the total outstanding common stock of any corporation; or (b) not more than 10% of the aggregate value of the assets of the Separate Account shall be invested at any time in common stocks which do not meet the criteria for investments by life insurance companies under New York law.

     3.  Purchases will not be made on the margin.

     4.  Short sales of securities will not be made.

     5. Limited amounts of securities of one or more investment companies may be acquired up to a maximum of 10%, in the aggregate, of the assets of the Separate Account, provided that no investment will be made in the securities of any one investment company if immediately after such investment more than 3% of the outstanding voting securities of such company will be owned by the Separate Account nor more than 5% of the value of the Separate Account's assets will be invested in such company.

     6. No investments in the securities of a company will be made for the purpose of exercising control of management.

     7. Purchases will be made for investment purposes and not for short-term trading purposes. However, freedom of action is reserved to make such changes in the Separate Account's portfolio as are considered necessary or desirable, including the realization of short-term capital appreciation when appropriate.

     8. No participation will be made in joint or joint and several securities trading accounts.

III.  Portfolio Turnover


     The Separate Account will purchase securities for long-term capital growth and not for short-term trading purposes, although in certain circumstances (such as during periods of pronounced market instability) it may sell securities held for a short period if considered necessary or desirable. Accordingly, the Separate Account's annual rate of turnover ordinarily will not exceed 50%. In 1997, the portfolio turnover rate was 25%.


                               FEDERAL TAX STATUS

     Separate Account B is not qualified as "regulated investment company" under Subchapter M of the Internal Revenue Code (Code) since it is not taxed separately from the Company. The operations of the Separate Account form a part of the Company's total operations under existing federal income tax law. The Separate Account will make no distributions of investment income or realized capital gains. No changes in this status will be sought nor are any changes otherwise anticipated.

     The investment results credited to the contract are not taxable to the contract owner or annuitant until such owner or annuitant either receives a distribution under the contract or else commences receiving annuity payments. Annuity payments received after the annuity starting date will be taxed as ordinary income to the extent the benefits represent payments in excess of the "annual exclusion" under the contract. The "annual exclusion" is determined by dividing the annuitant's cost or investment in the contract by the number of years during which the annuity payments are expected to be made under the contracts.

     The Company will be required to withhold federal income taxes on annuity payments and other distributions made under the contract. Recipients of annuity payments or other distributions may in many cases elect not to have such payments withheld; however, withholding is mandatory in the case of certain distributions from qualified plans that are not "rolled over" to another plan in a direct transfer. The withholding rate will be applied only against the taxable portion of the annuity payments for the distributions under the contract. Under current regulations the Company is required to report to the IRS and the recipient annuity payments in excess of $10 annually whether or not withholding is elected.

     No taxes are payable by the Company on the investment income or realized or unrealized capital gains of the Separate Account which are taken into account in determining the value of the accumulation unit and the value of the annuity unit.

     Also with respect to individual non tax qualified contracts, distributions which represent partial surrenders made before the commencement date of annuity payments will be treated for federal income tax purposes first as withdrawals of income earned on investment (to the extent such income is received and subject to tax), and then as return of capital. In addition, amounts received as a result of an assignment or pledge of the contract will be treated as withdrawals under the contract and consequently subject to tax. This provision will not, however, apply to income amounts allocable to investments made prior to August 14, 1982.

     For individual contract distributions made after December 31, 1986, and before the commencement of annuity payments, a 10% penalty will be assessed by the IRS against all amounts received under the contract to the extent amounts received represent income generated under the contract. The penalty will not be assessed against distributions made: (1) on or after the participant under the contract attains age 59 1/2, (2) to a beneficiary as a result of the death of a contractholder, (3) to the participant as a result of the disability, (4) on amounts received which represent payments under an annuity for the life (or life expectancy) of the payee, or (5) on amounts allocable to an investment made prior to August 14, 1982.

     The Code as amended by the Tax Reform Act of 1986 imposes restrictions on distributions (i.e., redemptions in whole or part) from annuity contracts sold to plans qualified under section 403(b) of the Code. These restrictions are effective in tax years beginning after December 31, 1988. Section 403(b)(11) of the Code requires that for such annuity contracts to receive tax-deferred treatment, they must provide that:

     Distributions attributable to contributions made after December 31, 1988, pursuant to a salary reduction agreement to be paid only:

            (1) when the employee attains age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of section 72(m)(7)); or

            (2) in the case of hardship.  In hardship cases, only the
                distribution of amounts contributed after December 31, 1988, is permitted; distribution of any income attributable to these contributions is prohibited.

     The contracts described in this disclosure statement have been amended to comply with these changes in the Code. Disclosure relating to withdrawal of amounts from the contracts and redemption of all or a portion of a Participant's account should be read with the above restrictions in mind.

     Distributions of assets held as of December 31, 1988, are not subject to these Code restrictions.

     Contracts issued in connection with qualified plans are also subject to the minimum distribution requirements of the Code, and may be subject to additional restrictions contained in the plans themselves.


NOTE: It should be recognized that the above discussion of federal income tax aspects of amounts received under a variable annuity contract is not exhaustive, does not purport to cover all situations and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to application of the law to individual circumstances.


                       ALLOCATION OF PORTFOLIO BROKERAGE

     The Company has responsibility for placing orders for the purchase and sale of portfolio securities of the Separate Account under an Investment Advisory Agreement. With respect to such purchases and sales, the primary objective is to obtain the most favorable prices and execution of orders on behalf of the Separate Account. With respect to transactions executed in the over-the-counter market, the Company will deal only with principal market makers unless more favorable prices are otherwise available.

     The Company does not expect to use any one particular broker or dealer but, subject to obtaining the best prices and executions, brokers who provide statistical information and supplemental research to the Company for pricing and appraisal services utilized by the Company may receive orders for transactions. It is not possible to determine the exact value of such statistical information and supplemental research provided to the Company. Such information and research is used by the Company for the benefit of all its investment accounts and no allocation of services or the costs therefore is made nor is such an allocation possible.


                    BOARD OF MANAGERS OF SEPARATE ACCOUNT B

     The Separate Account is managed by a Board of Managers in accordance with the Rules and Regulations adopted by the Board. The Chairman and Members of the Board of Managers are as follows:

                                   Present Position with the Separate
                                   Account and Principal Occupation
Name and Address                   During the Last Five Years
----------------                   ---------------------------------------

David G. Fussell*                  Chairman of the Board; Vice President,
1 Fountain Square                  Securities, Provident Companies, Inc.,
Chattanooga, Tennessee  37402      Provident Life and Accident Insurance
Age:  50                           Company; Provident Life and  Casualty
                                   Insurance Company.

Henry E. Blaine#                   Board Member; President, Chief Operating
2418 90th Street, NW               Officer, Chief Financial Officer and
Bradenton, Florida 34209           Member of the Board, Bedminster
Age:  68                           Bio Corp.; B & B Enterprises, Partner

H. Grant Law, Jr.#                 Board Member; President,
213 W. Fleetwood Drive             Newton Chevrolet, Inc
Lookout Mountain, TN  37350        President, Newton Oldsmobile - GMC Truck
Age:  51                           Mitsubishi, Inc.


*NOTE: Interested person of the Separate Account as that term is defined in the Investment Company Act of 1940.

#NOTE:  Member:  Audit Committee of the Separate Account.


                   COMPENSATION OF CERTAIN AFFILIATED PERSONS

     No person other than the Company receives any compensation from the Separate Account since the Company pays all expenses relating to the operation of the Separate Account.


                          INVESTMENT ADVISORY SERVICES

     Investment Advisory Agreement

     The Company acts as the investment adviser of the Separate Account. In performing this role, the Company continuously provides the Board of Managers with an investment program and recommendations on the purchase and sale of investments for their consideration. The Company also has the responsibility for placing orders for purchases and sales. In performing these functions, the Company is guided by the investment policies and restrictions promulgated by the Board of

Managers of the Separate Account. Moreover, all actions taken by the Company with regard to investments as investment adviser are reviewed by the Board.

     For providing investment advice the Company receives a monthly fee from the Separate Account in an amount equal to approximately 0.50% on an annual basis. No part of the investment advisory fees are derived from the sales and administrative expense fees described herein.


     The Company furnishes these services to the Separate Account pursuant to a written investment advisory agreement which was last approved on February 3, 1998 by the Board of Managers, including a majority of the members of each Board of Managers who are not parties to the Agreement nor interested persons of such party, at a meeting called for the purpose of voting on such approval. The agreement was last submitted to and approved by the contract owners of the Separate Account on April 12, 1977, and amendments thereto were submitted to and approved by the contract owners on April 11, 1978.

The Investment Advisory Agreement:

     1. May not be terminated by the Company without the prior approval of a new investment advisory agreement by a majority of the outstanding voting securities of the Separate Account but may be terminated without the payment of any penalty on 60 days' written notice by the Board of Managers or by a majority of the outstanding voting securities of the Separate Account;

     2. Shall continue in effect for a period more than two years from the date of its execution, only so long as such continuation is specifically approved at least annually by (a) a majority of the Board of Managers of the Separate Account, or (b) a majority of the outstanding voting securities of the Separate Account, and in either event by a majority of the members of the Board of Managers who are not parties to the Agreement or interested persons of such party, casting their votes in person at a meeting called for the purpose of voting on such approval;

     3. Cannot be modified without prior approval by the vote of a majority of the outstanding voting securities of the Separate Account and by a vote of a majority of the members of the Board of Managers who are not parties to the Agreement or interested persons of such party, cast in person at a meeting called for the purpose of voting on such approval;

     4.   Will terminate automatically if assigned.

                                CONTRACT CHARGES

Mortality and Expense Assurances

     Although variable annuity payments made under the contracts will vary in accordance with the investment performance of the Separate Account, the payments will not be affected by (a) the Company's actual expenses, if greater or lesser than the deductions provided for in the contract, or (b) the Company's actual mortality experience among annuitants after retirement.

     The Company provides an expense assurance by assuming the risk that the administrative fee may be insufficient to cover the actual administrative costs.

     The Company also assumes the risk that actual mortality of annuitants may be less than was assumed in calculating the annuity rates. The contingent mortality assurance provided by the Company under the contracts is the Company's contractual obligation to continue to make monthly annuity payments, determined in accordance with the annuity tables and other provisions contained in the contracts, to each annuitant regardless of how long he lives and regardless of how long all annuitants as a group live. This obligation assures an annuitant that neither his longevity nor an improvement in life expectancy generally will have any adverse effect on the monthly annuity payments he will receive under the contract and relieves the annuitant from the risk that he will outlive the funds which he has accumulated for retirement. The assurance is based on the Company's actuarial determination of expected mortality rates among annuitants. If the future proves that the Company's actuarial determination of expected mortality rates among annuitants was erroneous because, as a group, their longevity is longer than anticipated, the Company must provide amounts from its general funds to fulfill its contractual obligation. In that event, the Company may incur a loss. Conversely, if longevity among annuitants is lower than anticipated, a gain may result to the Company. The Company also provides a minimum death benefit.

     For providing expense assurances and for the assumption of the mortality risks, a charge of approximately .70% on an annual basis is deducted from the current net asset value of the Separate Account per valuation day.

                                 VOTING RIGHTS

     Contract owners of the Separate Account will have the right to vote at annual meetings of contract owners on the following matters:

     1. Initial approval of and any amendment to the investment advisory agreement;

     2. Ratification of the selection of independent auditors for the Separate Account;

     3.  Election of members to the Board of Managers of the Separate Account;

     4. Any change in the fundamental investment policies of the Separate Account or other policies requiring contract owners' approval; and

     5. The transaction of such other business as may properly come before the meeting.

     The number of votes which a contract owner may cast prior to the time annuity payments begin is equal to the dollar value of the accumulation units in the variable portion of his contract as of the record date, each dollar of value representing one vote and each fraction of a dollar of value representing a like fraction of a vote. Contract values will be rounded to the nearest cent to determine the total vote a contract owner may be entitled to cast. After annuity payments begin, a contract owner or annuitant may cast one vote for each dollar and a fraction of a vote for each fraction of a dollar (rounded to the nearest cent) of the value of the valuation reserves maintained by the Company in the Separate Account with respect to the annuitant under the contract, pursuant to the Tennessee Insurance Code and regulations thereunder. Once annuity payments begin, the total number of votes which the annuitant may cast will generally decrease during the payment period.

     The determination of the number of votes to be cast will be made as of a date (record date) within 90 days prior to the meeting of contract owners, and the contract owner will receive at least 20 days written notice of the meeting and of the number of votes to which he is entitled. The contract owner will be entitled to vote only if he was the owner on the record date and on the date of the meeting.

                            SURRENDER FOR REDEMPTION

     At any time during the accumulation period and prior to the commencement of annuity payments: (a) for contracts used in IRA's, the annuitant may surrender the contract for redemption; (b) for contracts under HR-10 plans, the annuitant may surrender the contract for redemption to the extent permitted in the plan; and (c) for contracts used in plans qualifying under Section 403(b) of the Code, an annuitant may surrender the contract or certificate for redemption only under the circumstances described above under "Federal Tax Status".

     With respect to other contracts, at any time prior to the commencement of annuity payments, surrender for redemption may be effected by sending a written request for surrender to the Company accompanied by the contract or certificate.

     There is no charge or fee for surrender for redemption.

     In addition, subject to possible plan and Internal Revenue Code restrictions, a portion of the termination value of the contract or participant's account may be surrendered subject to the following limitations:

     1. No more than one such partial surrender for redemption may be allowed on behalf of any annuitant in any one contract year; and

     2. No partial surrender for redemption will be permitted as a result of which the current value of the accumulation units remaining in the contract falls below $10.

     For IRA contracts, if annuity payments have not commenced prior to the close of the annuitant's tax year in which he attains age 70 1/2, then, not later than the close of such tax year, the Company will distribute in one sum to the annuitant the annuitant's entire interest in the contract.


                           TRANSFERS BETWEEN ACCOUNTS

     The contract owner may direct the transfer of the value of all or a portion of the accumulation units between the fixed-dollar annuity portion of the contract and the variable annuity portion. Such transfers shall not be permitted more often than once each contract year. Such transfers shall be effected without the imposition of additional sales and administrative expense charges.

                       SALES AND ADMINISTRATIVE SERVICES

     I.  General

     The Company acts as principal underwriter and provides all sales and administrative services in connection with the contracts and Separate Account B. The Company deducts a sales and administrative expense fee to cover these services as set forth below.


     As a consequence of an Asset Transfer and Acquisition Agreement entered into by Provident Companies, Inc., et al. and American General Corporation, et al., dated as of December 8, 1997, The Variable Annuity Life Insurance Company will become the Administrator of the Separate Account B pursuant to an agreement which is currently being negotiated. The change in Administrator will not result in any changes in administrative and sales fees.

     Administrative expense includes such items as fees and expenses of the Board of Managers, salaries, rent, postage, telephone, travel, legal, actuarial and accounting fees, custodian fees, printing, office equipment, stationery and plan administration cost. The charge for administrative expense is designed only to reimburse the Company for its actual administrative expense, and the Company does not expect to recover from the charge or any modification thereof any amount above its accumulated expenses in administering the contracts.

     When applicable, a deduction will be made for premium taxes imposed by some states or municipalities. These taxes currently range from .5% to a maximum of 3.5%.

     II.  Tax Qualified Contracts

     Under contracts subject to Sections 401, 403(b) and 408 of the Code, the annuity purchase rates and the deductions for sales and administrative expenses, the investment advisory fee and the contingency fees, as contained in the contracts when issued, will be applicable to cumulative purchase payments made under the contract up to $100,000.
Purchase payments made thereafter may be made only upon approval by the Company and will be subject to terms and conditions as required by the Company. The group contracts may not be modified during the first contract year.

     Under the individual contract used to fund IRA's and HR-10 plans, the Company deducts a sales and administrative fee of 8.0% from each purchase payment (of which 7.0% is for sales expense and 1.0% is for administrative expense).

     Under the individual or group contract used to fund plans qualifying under
Section 403(b) of the Code, the Company deducts sales and administrative expense fees in accordance with the following schedule:


     Cumulative                   Portion    Portion For
     Purchase         Percentage  For Sales  Administrative
     Payment          Deduction   Expense    Expense
     ---------------  ----------  ---------  --------------
     First $10,000       6.0%       5.0%         1.0%
     Balance             4.0%       3.0%         1.0%


     III.  Non Tax Qualified Contracts

     Under non tax qualified single purchase payment variable annuity contracts, the sales and administrative expense fee is calculated as follows:


     Single                             Portion     Portion For
     Purchase              Percentage   For Sales   Administrative
     Payment               Deduction    Expense     Expense
     --------              -----------  ----------  ---------------

     First $25,000            6.0%        4.5%           1.5%
     Next  $25,000            5.0%        4.0%           1.0%
     Next  $25,000            3.0%        2.5%           0.5%
        Balance               2.0%        1.5%           0.5%


     Under non tax qualified flexible installment purchase payment variable annuity contracts, the sales and administrative expense fee is calculated as follows:

     Single                             Portion     Portion For
     Purchase              Percentage   For Sales   Administrative
     Payment               Deduction    Expense     Expense
     --------              -----------  ----------  ---------------

     First $25,000            8.0%         7.0%          1.0%
     Next  $25,000            6.0%         5.0%          1.0%
     Next  $25,000            5.0%         4.0%          1.0%
        Balance               4.0%         3.0%          1.0%


IV.  Underwriting Agreement


     The Company furnishes sales and administrative services to the Separate Account pursuant to a written agreement which was last approved on February 3, 1998 by the Board of Managers of the Separate Account, including a majority of members who are not parties to the Agreement nor interested persons of such party, at a meeting called for the purpose of voting on such approval. The Agreement was last submitted to and approved by the contract owners on April 12, 1977.

The Underwriting Agreement:

1. May not be terminated by the Company without the prior approval of an underwriting agreement by a majority of the outstanding voting securities of the Separate Account but may be terminated without the payment of any penalty, on 60 days' written notice by the Board of Managers of the Separate Account or by a majority of the outstanding voting securities of the Separate Account;

2. Shall continue in effect for a period more than two years from the date of its execution, only so long as such continuation is specifically approved at least annually by (a) a majority of the Board of Managers of the Separate Account, or (b) a majority of the outstanding voting securities of the Separate Account, and in either event by a majority of the members of the Board of Managers who are not parties to the Agreement or interested persons of such party, casting their votes in person at a meeting called for the purpose of voting on such approval;

3. Cannot be modified without prior approval by the vote of a majority of the outstanding voting securities of the Separate Account or by a vote of a majority of the members of the Board of Managers who are not parties to the agreement or interested persons of such party, cast in person in a meeting called for the purpose of voting on such approval;

4.   Will terminate automatically if assigned.

                              VALUATION OF ASSETS

     The value of assets held in the Separate Account are calculated each day the New York Stock Exchange is open for trading.


                          STATE REGULATION OF COMPANY

     As an insurance company organized under the provisions of Chapters 491 and 508 of the 1966 Code of Iowa and redomesticated to Tennessee pursuant to the provisions of Chapter 511 of the Public Acts of 1978, Ninetieth Legislature, State of Tennessee, the Company (including the Separate Account) is subject to regulation by the Tennessee Commissioner of Insurance. Periodically, the Commissioner examines the liabilities and reserves of the Company and its Separate Account and certifies to their correctness.

     In addition, the Company is subject to the insurance laws and regulations of the other jurisdictions in which it is or may become licensed to operate. Generally, the insurance departments of such jurisdictions apply the laws of the State of domicile in determining permissible investments.


                              SECURITIES CUSTODIAN

     The Chase Manhattan Bank, N. A. acts as the Custodian of portfolio securities and other assets of the Separate Account, under an agreement among the Bank, Separate Account and the Company.


                               LEGAL PROCEEDINGS

     There are no material legal proceedings pending to which the Company or the Separate Account are a party, or to which their property is subject, which depart from the ordinary routine litigation incident to the kinds of business conducted by them.

                                 LEGAL OPINION

     Legal matters relating to Federal securities laws applicable to the contracts as well as all matters relating to Federal income tax laws and the insurance laws of Tennessee and other states in which contracts have been offered, have been passed upon by Susan N. Roth, Vice President and Secretary of Provident National Assurance Company.

                                    EXPERTS


     The financial statements of the Provident National Assurance Company Separate Account B at December 31, 1997 and 1996 and for each of the three years in the period ended December 31, 1997, and of Provident National Assurance Company at December 31, 1997 and 1996, and for each of the two years in the period ended December 31, 1997, appearing in this Disclosure Statement and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein and in the Registration Statement, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.



                             ADDITIONAL INFORMATION

     There have been filed with the Securities and Exchange Commission, Washington, D.C., registration statements (Form S-5, now designated N-3) under the Securities Act of 1933, as amended, with respect to the contracts. The contracts are exhibits to the registration statements. If further information is desired with respect to the Separate Account or the contracts, reference is made to the registration statement and the exhibits filed as a part thereof.

                        REPORT OF INDEPENDENT AUDITORS



Board of Managers and Contract Owners
Provident National Assurance Company
Separate Account B



We have audited the accompanying statements of assets and liabilities of Provident National Assurance Company Separate Account B as of December 31, 1997 and 1996, including the schedule of investments as of December 31, 1997, and the related statements of operations and changes in variable annuity contract owners' equity for each of the three years in the period ended December 31, 1997, and the supplementary information for each of the ten years in the period then ended. These financial statements and supplementary information are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and supplementary information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 and 1996, by correspondence with the custodian and brokers.
An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary information referred to above present fairly, in all material respects, the financial position of Provident National Assurance Company Separate Account B at December 31, 1997 and 1996, the results of its operations and the changes in variable annuity contract owners' equity for each of the three years in the period ended December 31, 1997, and the supplementary information for each of the ten years in the period then ended, in conformity with generally accepted accounting principles.



                                       ERNST & YOUNG LLP



Chattanooga, Tennessee
January 20, 1998

STATEMENTS OF ASSETS AND LIABILITIES



PROVIDENT NATIONAL ASSURANCE COMPANY SEPARATE ACCOUNT B

                                                                                                      December 31
                                                                                               1997                 1996
                                                                                      ------------------------------------------
ASSETS

Investments:
   Common stocks--at market value
    (cost:  1997--$9,939,798;1996--$9,625,656)                                                  $16,402,456          $13,622,505
 Bonds--at market value
    (cost:  1997--$0; 1996--$100,000)                                                                     0              106,500
  Short-term investments--at cost plus
    accrued interest (approximately market)                                                               0              196,934
                                                                                                -----------          -----------
                                                                                                 16,402,456           13,925,939

Cash                                                                                                 52,588                  902
Receivable for securities sold                                                                           50                    0
Accrued dividends and interest                                                                       17,788               22,888
Amounts due from Provident National Assurance Company                                                   224                  999
                                                                                                -----------          -----------
      TOTAL ASSETS                                                                               16,473,106           13,950,728
                                                                                                -----------          -----------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Amounts payable for terminations and variable annuity benefits                                        2,794               19,655
Management fee and other amounts due Provident
  National Assurance Company                                                                         17,191               13,960
                                                                                                -----------          -----------
      TOTAL LIABILITIES                                                                              19,985               33,615
                                                                                                -----------          -----------

Variable annuity contract owners' equity:
   Deferred annuity contracts terminable by owners--(accumulation units outstanding:  1997--1,310,831.075; 1996--1,538,926.064;
    unit value:  1997--$11.384926; 1996--$8.435567)                                              14,923,715           12,981,714
   Annuity contracts in pay-out period                                                            1,529,406              935,399
                                                                                                -----------          -----------
      TOTAL CONTRACT OWNERS' EQUITY                                                             $16,453,121          $13,917,113
                                                                                                ===========          ===========


See notes to financial statements

STATEMENTS OF OPERATIONS



PROVIDENT NATIONAL ASSURANCE COMPANY SEPARATE ACCOUNT B

                                                                                      Year Ended December 31
                                                                                 1997          1996          1995
                                                                           -----------------------------------------
INVESTMENT INCOME
  Income:
    Dividends                                                                 $  147,564    $  193,196   $   240,725
    Interest                                                                       3,995         8,347        24,937
                                                                              ----------    ----------   -----------
                                                                                 151,559       201,543       265,662
                                                                              ----------    ----------   -----------

  Expenses--Note C:
    Investment advisory services                                                  72,873        67,237        63,922
    Mortality and expense assurances                                             102,022        94,131        89,492
                                                                              ----------    ----------   -----------
                                                                                 174,895       161,368       153,414
                                                                              ----------    ----------   -----------

      NET INVESTMENT INCOME (LOSS)                                               (23,336)       40,175       112,248
                                                                              ----------    ----------   -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS--  NOTE A
  Net realized gain from investment transactions
   (excluding short-term securities):
    Proceeds from sales                                                        5,559,161     5,882,270    13,313,567
    Cost of investments sold                                                   3,512,353     4,404,304    11,434,739
    Adjustment for impairment of value                                                 0             0       (76,960)
                                                                              ----------    ----------   -----------
     Net realized gain                                                         2,046,808     1,477,966     1,801,868
                                                                              ----------    ----------   -----------

  Net unrealized appreciation of investments:
    At end of year                                                             6,462,658     4,003,349     2,809,091
    At beginning of year                                                       4,003,349     2,809,091     1,635,016
                                                                              ----------    ----------   -----------
    Increase in net unrealized appreciation of investments                     2,459,309     1,194,258     1,174,075
                                                                              ----------    ----------   -----------

 NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                               4,506,117     2,672,224     2,975,943
                                                                              ----------    ----------   -----------

       NET INCOME                                                             $4,482,781    $2,712,399   $ 3,088,191
                                                                              ==========    ==========   ===========

Ratio of expenses to total investment income                                      115.40%        80.07%        57.75%
                                                                              ==========    ==========   ===========

See notes to financial statements.

STATEMENTS OF CHANGES IN VARIABLE ANNUITY CONTRACT OWNERS' EQUITY



PROVIDENT NATIONAL ASSURANCE COMPANY SEPARATE ACCOUNT B


                                                                                       Year Ended December 31
                                                                                  1997          1996          1995
                                                                            -----------------------------------------

BALANCE AT BEGINNING OF PERIOD                                                $13,917,113   $13,151,831   $12,171,347
                                                                              -----------   -----------   -----------

FROM INVESTMENT ACTIVITIES:
   Net investment income (loss)                                                   (23,336)       40,175       112,248
   Net realized gain on investments                                             2,046,808     1,477,966     1,801,868
   Increase in net unrealized appreciation of investments                       2,459,309     1,194,258     1,174,075
                                                                              -----------   -----------   -----------
   Increase in contract owners' equity from
     investment activities                                                      4,482,781     2,712,399     3,088,191
                                                                              -----------   -----------   -----------

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS:
   Net contract purchase payments (Units purchased):
     1997-- 16,110.275;
     1996--  4,869.798;
     1995--  8,835.033;                                                           174,149        35,994        53,380
   Terminations and death benefits (Units terminated):
     1997--206,229.494;
     1996--243,557.308;
     1995--337,338.173;                                                        (1,974,221)   (1,866,405)   (2,054,839)
   Variable annuity benefits paid (Number of units):
     1997--14,527.206;
     1996--15,310.532;
     1995--17,171.953;                                                           (146,701)     (116,706)     (106,248)
                                                                              -----------   -----------   -----------
   Decrease in contract owners' equity from variable
     annuity contract transactions                                             (1,946,773)   (1,947,117)   (2,107,707)
                                                                              -----------   -----------   -----------
NET INCREASE IN CONTRACT OWNERS' EQUITY                                         2,536,008       765,282       980,484
                                                                              -----------   -----------   -----------

BALANCE AT END OF PERIOD                                                      $16,453,121   $13,917,113   $13,151,831
                                                                              ===========   ===========   ===========



See notes to financial statements.

SCHEDULE OF INVESTMENTS


PROVIDENT NATIONAL ASSURANCE COMPANY SEPARATE ACCOUNT B

DECEMBER 31, 1997


                                                                                  Number of                 Market
                                                                                   Shares                   Value
                                                                           -----------------------  ----------------------
COMMON STOCKS

CAPITAL GOODS (11.8%)
       Corning, Inc.                                                                  2,800              $  103,950
       Emerson Electric Company                                                       9,000                 507,942
       General Electric Company                                                       7,800                 572,325
       Thermo Electron Corporation                                                    1,300                  57,200
       Textron, Inc.                                                                  5,000                 312,500
       USA Waste Services, Inc.                                                       4,900                 192,325
       USA Filter Corporation                                                         6,600                 197,591
                                                                                                         ----------
                                                                                                          1,943,833

CONSUMER GOODS (9.0%)
       Coca-Cola Company                                                              7,000                 466,816
       Lear Corporation                                                               3,200                 152,000
       Newell Company                                                                 4,000                 170,000
       PepsiCo, Inc.                                                                  8,000                 290,000
       Proctor & Gamble Company                                                       5,000                 399,065
                                                                                                         ----------
                                                                                                          1,477,881

CONSUMER SERVICES (14.6%)
       Cendant Corporation                                                            3,604                 123,887
       Comcast Corporation Class A                                                   14,500                 457,664
       Walt Disney Company                                                            3,200                 316,800
       Gannett Company, Inc.                                                          7,000                 432,691
       McDonald's Corporation                                                         4,500                 214,875
       Safeway, Inc.                                                                  5,200                 328,900
       Wal-Mart Stores, Inc.                                                         10,000                 394,380
       Viacom, Inc. Class B                                                           3,000                 124,314
                                                                                                         ----------
                                                                                                          2,393,511


See notes to financial statements.

PROVIDENT NATIONAL ASSURANCE COMPANY SEPARATE ACCOUNT B

DECEMBER 31, 1997


                                                                                Number of                 Market
                                                                                  Shares                   Value
                                                                          ----------------------  -----------------------
COMMON STOCKS - CONTINUED

   ENERGY (1.5%)
      Atlantic Richfield Company                                                    800               $   64,100
      EVI Inc.                                                                      500                   25,875
      Royal Dutch Petroleum Company                                               2,900                  157,145
                                                                                                      ----------
                                                                                                         247,120

   FINANCIAL (12.5%)
      American Express Company                                                    8,000                  714,000
      Chase Manhattan Corporation                                                 4,800                  525,600
      Corestates Financial Corporation                                            6,250                  503,125
      NationsBank Corporation                                                     4,000                  243,252
      Washington Mutual, Inc.                                                     1,200                   76,576
                                                                                                      ----------
                                                                                                       2,062,553

   HEALTH CARE (17.9%)
      Bristol-Myers Squibb Company                                                7,000                  662,375
      Eli Lilly & Company                                                         2,700                  187,987
      HealthSouth Corporation                                                    19,000                  527,250
      Johnson & Johnson                                                           9,032                  594,983
      Medtronic Inc.                                                              5,000                  262,500
      Merck & Company, Inc.                                                       4,800                  508,800
      Tenet Healthcare Corporation                                                5,800                  192,125
                                                                                                      ----------
                                                                                                       2,936,020

   TECHNOLOGY HARDWARE (8.2%)
      Cisco Systems, Inc.                                                         2,400                  133,800
      Compaq Computer Corporation                                                 3,000                  169,500
      Hewlett Packard Company                                                     3,000                  187,125

See notes to financial statements.

PROVIDENT NATIONAL ASSURANCE COMPANY SEPARATE ACCOUNT B

DECEMBER 31, 1997

                                                                                     Number of                   Market
                                                                                      Shares                     Value
                                                                             -------------------------  ------------------------
COMMON STOCKS - CONTINUED

   TECHNOLOGY-HARDWARE (8.2%) - CONTINUED
      Lucent Technologies, Inc.                                                        3,944               $   315,027
      SCI Systems, Inc.                                                               10,000                   435,630
      3Com Corporation                                                                 3,250                   113,549
                                                                                                           -----------
                                                                                                             1,354,631

   TECHNOLOGY-SOFTWARE (8.1%)
      Computer Associates International                                               10,500                   556.500
      First Data Corporation                                                           2,900                    84,825
      Microsoft Corporation                                                            4,000                   517,000
      Oracle Corporation                                                               7,500                   167,348
                                                                                                           -----------
                                                                                                             1,325,673

   TECHNOLOGY-OTHER (8.6%)
      Airtouch Communications, Inc.                                                   11,000                   457,193
      Boeing Company                                                                   4,000                   195,752
      Intel Corporation                                                                7,700                   540,925
      Motorola, Inc.                                                                   4,000                   228,752
                                                                                                           -----------
                                                                                                             1,422,622

   UTILITIES (7.5%)
      Sprint Corporation                                                               3,000                   175,875
      Teleport Communications Group, Inc. Class A                                     10,000                   548,750
      Tel-Save Holdings                                                                2,900                    57,637
      Thermo Ecotek Corporation                                                        1,800                    32,850
      Worldcom, Inc.                                                                  14,000                   423,500
                                                                                                           -----------
                                                                                                             1,238,612
                                                                                                           -----------

TOTAL COMMON STOCKS (99.7%)                                                                                 16,402,456
                                                                                                           -----------


See notes to financial statements.

PROVIDENT NATIONAL ASSURANCE COMPANY SEPARATE ACCOUNT B

DECEMBER 31, 1997

                                                                                                                Market
                                                                                                                 Value
                                                                                                        -----------------------

TOTAL INVESTMENTS (99.7%)                                                                                    $16,402,456

CASH AND RECEIVABLES LESS LIABILITIES (0.3%)                                                                      50,665
                                                                                                        -----------------------

TOTAL VARIABLE ANNUITY CONTRACT
   OWNERS' EQUITY                     (100.0%)                                                               $16,453,121
                                                                                                        =======================





















See notes to financial statements.

SUPPLEMENTARY INFORMATION



PROVIDENT NATIONAL ASSURANCE COMPANY SEPERATE ACCOUNT B

Selected data for an accumulation unit outstanding throughout each year excluding sales loads:

                                                                  Year Ended December 31
                                                        1997         1996         1995         1994         1993
                                                  -----------------------------------------------------------------

Investment income                                   $      .10    $      .11   $      .13   $      .15   $      .14
Expenses                                                   .12           .09          .07          .07          .06
                                                    ----------    ----------   ----------   ----------   ----------
Net investment income (loss)                              (.02)          .02          .06          .08          .08
Net realized and unrealized
  gain (loss) on investments                              2.96          1.51         1.44         (.32)         .54
                                                    ----------    ----------   ----------   ----------   ----------
Net increase (decrease) in
  contract owners' equity                                 2.94          1.53         1.50         (.24)         .62
Net contract owners' equity:
   Beginning of year                                      8.44          6.91         5.41         5.65         5.03
                                                    ----------    ----------   ----------   ----------   ----------

   End of year                                      $    11.38    $     8.44   $     6.91   $     5.41   $     5.65
                                                    ==========    ==========   ==========   ==========   ==========

Ratio of expenses to average
  contract owners' equity                                 1.16%         1.20%        1.21%        1.21%        1.22%
Ratio of net investment income (loss) to
  average contract owners' equity                        (0.16%)        0.30%        0.89%        1.72%        1.39%
Portfolio turnover                                          25%           28%         101%          70%          57%
Number of accumulation units
  outstanding at end of year                         1,310,831     1,538,926    1,767,394    2,097,793    2,242,809



See notes to financial statements

PROVIDENT NATIONAL ASSURANCE COMPANY SEPARATE ACCOUNT B

                                                                  Year Ended December 31
                                                       1992         1991         1990         1989         1988
                                                  ----------------------------------------------------------------

Investment income                                   $      .12   $      .13   $      .13   $      .12   $      .11
Expenses                                                   .06          .05          .04          .04          .04
                                                    ----------   ----------   ----------   ----------   ----------
Net investment income                                      .06          .08          .09          .08          .07
Net realized and unrealized
  gain (loss) on investments                              (.07)        1.22         (.16)         .64          .29
                                                    ----------   ----------   ----------   ----------   ----------
Net increase (decrease) in
  contract owners' equity                                 (.01)        1.30         (.07)         .72          .36
Net contract owners' equity:
   Beginning of year                                      5.04         3.74         3.81         3.09         2.73
                                                    ----------   ----------   ----------   ----------   ----------

   End of year                                      $     5.03   $     5.04   $     3.74   $     3.81   $     3.09
                                                    ==========   ==========   ==========   ==========   ==========

Ratio of expenses to average
  contract owners' equity                                 1.21%        1.21%        1.22%        1.21%        1.22%
Ratio of net investment income to
  average contract owners' equity                         1.36%        1.91%        2.34%        2.36%        2.30%
Portfolio turnover                                          35%          42%          58%         104%          65%
Number of accumulation units
  outstanding at end of year                         2,655,895    2,854,559    3,031,469    3,667,660    4,191,222



See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS



PROVIDENT NATIONAL ASSURANCE COMPANY SEPARATE ACCOUNT B

NOTE A--INVESTMENTS AND ACCOUNTING POLICIES

Separate Account B is a segregated investment account of Provident National Assurance Company (a wholly-owned subsidiary of Provident Companies, Inc.) and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company.

Common stocks and bonds are valued at published market quotations which represent the closing sales price for securities traded on a national stock exchange or the mean between the quoted bid and asked prices for those traded over-the-counter. Short-term investments are valued at cost plus accrued interest.

Realized and unrealized gains and losses are credited to or charged to variable annuity contract owners' equity. The identified cost basis has been used in determining realized gains and losses on sales of investments. If determined on the average cost basis, the net realized gain would have been $2,046,415, $1,369,834 and $1,798,019 for the years ended December 31, 1997, 1996, and 1995, respectively. There were gross unrealized gains of $6,663,913 and gross unrealized losses of $201,255 at December 31, 1997. Security transactions are recorded on the date the securities are purchased or sold which is the common practice of the industry. Dividends are taken into income on an accrual basis as of the ex-dividend date.

A summary of the cost of investments purchased and proceeds from investments sold for the three years in the period ended December 31, 1997 is shown below.

                                                                                          Year Ended December 31
                                                                                 1997              1996              1995
                                                                         ------------------------------------------------------

Cost of investments purchased                                                   $12,440,923       $ 9,751,620       $32,935,068
   Less:  Short-term securities                                                   8,714,428         6,012,666        20,637,665
                                                                                -----------       -----------       -----------
                                                                                $ 3,726,495       $ 3,738,954       $12,297,403
                                                                                ===========       ===========       ===========

Proceeds from investments sold                                                  $14,470,491       $11,698,035       $34,650,485
   Less:  Short-term securities                                                   8,911,330         5,815,765        21,336,918
                                                                                -----------       -----------       -----------
                                                                                $ 5,559,161       $ 5,882,270       $13,313,567
                                                                                ===========       ===========       ===========

The aggregate cost of investments for federal income tax purposes is the same as that presented in the Statements of Assets and Liabilities.

PROVIDENT NATIONAL ASSURANCE COMPANY SEPARATE ACCOUNT B


NOTE B--FEDERAL INCOME TAXES

Operations of Separate Account B will form a part of the income tax return of Provident National Assurance Company, which is taxed as a "life insurance company" under the Internal Revenue Code.

Under current law, no federal income taxes are payable with respect to Separate Account B.

NOTE C--EXPENSES

Deductions are made by Provident National Assurance Company at the end of each valuation period for investment advisory services and for mortality and expense assurances, which on an annual basis are approximately .50% and .70%, respectively, of the net assets of Separate Account B.

NOTE D--COMMITMENTS

On December 5, 1997 Provident Companies, Inc. signed a letter of intent under which American General Corporation will assume Provident Companies, Inc.'s individual and tax-sheltered annuity business including all individual annuities and its two registered separate accounts, Separate Account B and Separate Account Q & N. The transaction is pending appropriate state approvals and is expected to close late in the first quarter of 1998.

ACCUMULATION UNIT VALUE TABLE
(UNAUDITED)


PROVIDENT NATIONAL ASSURANCE COMPANY SEPARATE ACCOUNT B

End of Month           Accumulation Unit Value                           End of Month               Accumulation Unit Value
---------------------  -------------------------                     ---------------------        ---------------------------
December 1968                 1.036279                               December                                5.028547
December 1969                 1.080379                               March 1993                              5.208499
December 1970                 1.030039                               June                                    5.190340
December 1971                 1.178612                               September                               5.441446
December 1972                 1.403795                               December                                5.646864
December 1973                 1.126624                               March 1994                              5.386379
December 1974                  .863269                               June                                    5.274454
December 1975                 1.022844                               September                               5.475394
December 1976                 1.156853                               December                                5.410722
December 1977                 1.064425                               March 1995                              5.656995
December 1978                 1.094150                               June                                    6.194660
December 1979                 1.219189                               September                               6.505252
December 1980                 1.555258                               December                                6.908158
December 1981                 1.473246                               March 1996                              7.309625
December 1982                 1.812441                               June                                    7.593667
December 1983                 2.132092                               September                               7.851947
December 1984                 2.029912                               December                                8.435567
December 1985                 2.480050                               January 1997                            9.019615
December 1986                 2.743444                               February                                8.984136
December 1987                 2.734169                               March                                   8.468896
December 1988                 3.087892                               April                                   9.126089
December 1989                 3.812606                               May                                     9.704040
December 1990                 3.736441                               June                                   10.238554
March 1991                    4.312244                               July                                   11.123990
June                          4.243108                               August                                 10.432361
September                     4.513598                               September                              11.146167
December                      5.036212                               October                                10.779981
March 1992                    4.735470                               November                               11.172887
June                          4.585274                               December                               11.384926
September                     4.694884

(UNAUDITED)


PROVIDENT NATIONAL ASSURANCE COMPANY SEPARATE ACCOUNT B



Initial contributions to Separate Account B were received on February 1, 1968, prior to which time the unit value was set at 1.000000.

The above indicates the accumulation unit value on the last valuation day of each year from December 1968 through December 1990, on the last valuation day of each quarter from March 1991 through December 1996, and on the last valuation day of each month of 1997. The results shown should not be considered as a representation of the results which may be realized in the future.

                         REPORT OF INDEPENDENT AUDITORS



Board of Directors
Provident National Assurance Company



We have audited the accompanying statutory-basis statements of financial condition of Provident National Assurance Company, a wholly-owned subsidiary of Provident Companies, Inc., as of December 31, 1997 and 1996, and the related statutory-basis statements of operations, capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Tennessee Department of Commerce and Insurance, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles and the effects on the accompanying financial statements are described in Notes 1 and 12.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Provident National Assurance Company at December 31, 1997 and 1996, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Provident National Assurance company at December 31, 1997 and 1996, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the Tennessee Department of Commerce and Insurance.


                                              ERNST & YOUNG LLP

Chattanooga, Tennessee
February 3, 1998

STATEMENTS OF FINANCIAL CONDITION--STATUTORY BASIS

Provident National Assurance Company

                                                                              December 31
                                                                        1997                 1996
                                                                        (in thousands of dollars)
                                                               ------------------------------------------
ADMITTED ASSETS

CASH AND INVESTED ASSETS--NOTE 3
   Bonds                                                               $  711,181           $1,035,968
   Cash and Short-term Investments                                             51               73,333
   Receivable for Securities                                                6,379                5,421
                                                                       ----------           ----------
      Total Cash and Invested Assets                                      717,611            1,114,722

OTHER ASSETS
   Investment Income Due and Accrued                                       12,778               16,390
   Receivable from Parent, Subsidiaries, and Affiliates                       115                1,345
                                                                       ----------           ----------

TOTAL ASSETS EXCLUDING SEPARATE ACCOUNTS BUSINESS                         730,504            1,132,457

From Separate Accounts Statement                                          282,950              300,477
                                                                       ----------           ----------






TOTAL ADMITTED ASSETS                                                  $1,013,454           $1,432,934
                                                                       ==========           ==========

                                                                                  December 31
                                                                            1997                 1996
                                                                            (in thousands of dollars)
                                                                    ------------------------------------------
LIABILITIES AND CAPITAL AND SURPLUS

   Annuity Reserves                                                        $  195,788           $  194,254
   Guaranteed Interest Contracts                                              373,802              762,787
   Other Contract Deposit Funds                                                58,164               73,598
   Asset Valuation Reserve                                                      5,522               15,512
   Insurance Expenses Due or Accrued                                            1,269                4,923
   Federal Income Taxes                                                         1,797                   64
   Borrowed Money and Interest Thereon                                         13,607                7,118
   Drafts Outstanding                                                             860                6,240
   Payable for Securities                                                       4,821                    -
   Other Liabilities                                                              660                  644
                                                                           ----------           ----------

TOTAL LIABILITIES EXCLUDING SEPARATE ACCOUNTS BUSINESS                        656,290            1,065,140

From Separate Accounts Statement                                              282,950              300,477
                                                                           ----------           ----------

TOTAL LIABILITIES                                                             939,240            1,365,617
                                                                           ----------           ----------

COMMITMENTS AND CONTINGENT LIABILITIES--NOTE 10

CAPITAL AND SURPLUS
   Common Capital Stock, $3.00 par
     Authorized and Issued--1,000,000 shares                                    3,000                3,000
   Gross Paid in and Contributed Surplus                                       58,457               58,457
   Special Surplus Funds                                                        1,039                1,023
   Unassigned Surplus                                                          11,718                4,837
                                                                           ----------           ----------


TOTAL CAPITAL AND SURPLUS                                                      74,214               67,317
                                                                           ----------           ----------

TOTAL LIABILITIES AND CAPITAL AND SURPLUS                                  $1,013,454           $1,432,934
                                                                           ==========           ==========

See notes to financial statements--statutory basis.

STATEMENTS OF OPERATIONS--STATUTORY BASIS

PROVIDENT NATIONAL ASSURANCE COMPANY

                                                                                 Year Ended December 31
                                                                               1997                  1996
                                                                               (in thousands of dollars)
                                                                     -------------------------------------------
REVENUE
   Premium Income                                                            $     125             $     687
   Annuity and Other Fund Deposits                                               5,101                 6,122
   Net Investment Income                                                        65,794               110,060
   Amortization of Interest Maintenance Reserve                                 (2,278)                  604
   Other Income                                                                  2,616                 2,634
                                                                             ---------             ---------
TOTAL REVENUE                                                                   71,358               120,107
                                                                             ---------             ---------

BENEFITS AND EXPENSES
   Annuity Benefits                                                             19,880                20,267
   Surrender Benefits and Other Fund Withdrawals                               449,268               955,517
   Interest on Policy or Contract Funds                                         39,747                76,265
   Change in Annuity Reserves                                                   (3,465)               (2,831)
   Change in Liability for Deposit Funds                                      (444,167)             (949,394)
   Commissions                                                                      54                    77
   General Expenses                                                                385                   695
   Insurance Taxes, Licenses, and Fees                                          (5,486)                2,087
                                                                             ---------             ---------
TOTAL BENEFITS AND EXPENSES                                                     56,216               102,683
                                                                             ---------             ---------

NET GAIN FROM OPERATIONS BEFORE FEDERAL INCOME
  TAXES AND NET REALIZED CAPITAL LOSSES                                         15,142                17,424

Federal Income Taxes                                                             6,107                 4,539
                                                                             ---------             ---------

NET GAIN FROM OPERATIONS BEFORE NET REALIZED CAPITAL LOSSES                      9,035                12,885

Net Realized Capital Losses--Note 3                                             (1,999)              (15,693)
                                                                             ---------             ---------

NET INCOME (LOSS)                                                            $   7,036             $  (2,808)
                                                                             =========             =========



See notes to financial statements--statutory basis.

STATEMENTS OF CAPITAL AND SURPLUS--STATUTORY BASIS

PROVIDENT NATIONAL ASSURANCE COMPANY

                                                                              Year Ended December 31
                                                                            1997                  1996
                                                                           (in thousands of dollars)
                                                                  -------------------------------------------
COMMON CAPITAL STOCK
   Balance at Beginning and End of Year                                    $  3,000              $  3,000
                                                                           --------              --------

GROSS PAID IN AND CONTRIBUTED SURPLUS
   Balance at Beginning and End of Year                                      58,457                58,457
                                                                           --------              --------

SPECIAL SURPLUS FUNDS
   Balance at Beginning of Year                                               1,023                 1,011
   Increase During Year                                                          16                    12
                                                                           --------              --------
   Balance at End of Year                                                     1,039                 1,023
                                                                           --------              --------

UNASSIGNED SURPLUS
   Balance at Beginning of Year                                               4,837                 7,791
   Net Income (Loss)                                                          7,036                (2,808)
   Change in Net Unrealized Capital Gains and Losses                              -                    27
   Change in Non-admitted Assets and Related Items                            4,871                (7,199)
   Change in Reserve on Account of Change in Valuation Basis                 (5,000)                    -
   Change in Asset Valuation Reserve                                          9,990                17,374
   Transferred to Special Surplus Funds                                         (16)                  (12)
   Dividends to Stockholder                                                 (10,000)              (10,336)
                                                                           --------              --------
   Balance at End of Year                                                    11,718                 4,837
                                                                           --------              --------

TOTAL CAPITAL AND SURPLUS                                                  $ 74,214              $ 67,317
                                                                           ========              ========

See notes to financial statements--statutory basis.

STATEMENTS OF CASH FLOWS--STATUTORY BASIS

Provident National Assurance Company

                                                                                    Year Ended December 31
                                                                                  1997                  1996
                                                                                  (in thousands of dollars)
                                                                        -------------------------------------------
CASH FROM OPERATIONS
   Premiums Received                                                            $     125             $     687
   Annuity and Other Fund Deposits                                                  5,101                 6,122
   Investment Income Received                                                      69,730               122,550
   Other Income Received                                                            2,607                 2,626
   Surrender Benefits and Other Fund Withdrawals Paid                            (449,268)             (955,517)
   Other Benefits Paid                                                            (19,880)              (20,267)
   Insurance Expenses (Paid) Reimbursed                                             1,400                (1,651)
   Federal Income Taxes Paid                                                       (4,585)               (5,591)
                                                                                ---------             ---------
NET CASH FROM OPERATIONS                                                         (394,770)             (851,041)
                                                                                ---------             ---------

CASH FROM INVESTMENTS
   Proceeds from Investments Sold, Matured, or Repaid                             374,407               946,541
   Tax on Capital Gains and Losses Paid                                            (3,172)              (10,018)
   Cost of Long-term Investments Acquired                                         (42,402)              (54,045)
                                                                                ---------             ---------
NET CASH FROM INVESTMENTS                                                         328,833               882,478
                                                                                ---------             ---------

CASH FROM FINANCING AND MISCELLANEOUS SOURCES
   Return of Capital                                                                    -               (89,664)
   Borrowed Money                                                                   6,488                 5,872
   Dividends Paid to Stockholder                                                  (10,000)              (10,336)
   Other Applications                                                              (3,833)               (3,231)
                                                                                ---------             ---------
NET CASH FROM FINANCING AND MISCELLANEOUS SOURCES                                  (7,345)              (97,359)
                                                                                ---------             ---------

NET DECREASE IN CASH AND SHORT-TERM INVESTMENTS                                   (73,282)              (65,922)

CASH AND SHORT-TERM INVESTMENTS AT BEGINNING OF YEAR                               73,333               139,255
                                                                                ---------             ---------

CASH AND SHORT-TERM INVESTMENTS AT END OF YEAR                                  $      51             $  73,333
                                                                                =========             =========

See notes to financial statements--statutory basis.

NOTES TO FINANCIAL STATEMENTS--STATUTORY BASIS

PROVIDENT NATIONAL ASSURANCE COMPANY

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

OPERATIONS: Provident National Assurance Company (the Company) is a wholly-owned subsidiary of Provident Companies, Inc., a non-insurance holding company incorporated in Delaware. The Company is domiciled in the State of Tennessee and is licensed to do business in the fifty states and the District of Columbia. The Company is engaged in administering and maintaining fixed annuity products.

USE OF ESTIMATES: The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

BASIS OF PRESENTATION: The accompanying financial statements have been prepared in conformity with statutory accounting practices prescribed by or permitted by the National Association of Insurance Commissioners (NAIC) and the Tennessee Department of Commerce and Insurance. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future. The Company does not apply any permitted statutory accounting practices that differ from prescribed statutory accounting practices.

The NAIC currently is in the process of recodifying statutory accounting practices, the result of which is expected to standardize prescribed statutory accounting practices. Accordingly, that project, which is expected to be completed in 1998, will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices the Company uses to prepare its statutory financial statements.

Statutory accounting practices differ from generally accepted accounting principles (GAAP). Specific differences are as follows:

Bonds: Bonds are carried at amortized cost with the discount or premium amortized using the interest method. For GAAP, bonds not bought and held for the purpose of selling in the near term but for which the Company does not have the positive intent and ability to hold to maturity are classified as available-for-sale and are carried at fair value. Unrealized holding gains and losses on available-for-sale bonds are reported as a separate component of stockholder's equity. Bonds that the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity and are generally reported at amortized cost.

Non-admitted Assets: Non-admitted assets, principally receivables and disallowed interest maintenance reserve (IMR), are excluded from the statements of financial condition, and changes therein are charged or credited directly to unassigned surplus.

Asset Valuation Reserve: The asset valuation reserve is reported as a liability rather than as capital, and changes in this reserve are charged or credited directly to unassigned surplus.

Policy Reserves: Policy reserves are provided based on assumptions and methods prescribed or permitted by insurance regulatory authorities rather than on mortality, interest, and retirement assumptions deemed to be appropriate when the contracts were issued.

Federal Income Taxes: Federal income taxes are provided based on the estimated liability for taxes incurred. The tax effects of temporary differences in reporting income for financial statement purposes and for income tax purposes are not included in the liability for federal income taxes.

PROVIDENT NATIONAL ASSURANCE COMPANY

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

Revenue and Expense Recognition: Deposits to guaranteed interest and other contract deposit funds are reported as revenue. Benefits include fund withdrawals and the change in deposit fund liabilities. Under GAAP, deposits collected from contract holders and withdrawals on guaranteed interest contracts
(GICs) and on other contract deposit funds are not reported as revenue and benefit expense.

Realized Capital Gains and Losses: Realized capital gains and losses are included net of tax in the determination of net income (loss) rather than on a pre-tax basis. The Company defers the portion of realized capital gains and losses, net of tax, on sales of bonds which are attributable to changes in the general level of interest rates. The deferred gains and losses are accumulated in the interest maintenance reserve (IMR) and are amortized over the remaining period to maturity based on groupings of securities sold in five-year bands.

For a reconciliation of net income (loss) and capital and surplus determined on a statutory basis to net income and stockholder's equity determined on a GAAP basis, see Note 12.

Other significant accounting practices are as follows:

INVESTMENTS: Bonds not backed by other loans are generally carried at amortized cost with the discount or premium amortized using the interest method. Loan-backed bonds and structured securities are generally carried at amortized cost using the interest method including anticipated prepayments at the date of purchase. The prepayment assumptions for loan-backed bonds and structured securities are obtained from broker dealer survey values or internal estimates and are consistent with the current interest rate and economic environment; significant changes in estimated cash flows from the purchase assumptions are accounted for using the retrospective method. Short-term investments are carried at cost. Realized capital gains and losses are determined based upon specific identification of the investments sold and do not include amounts allocable to separate accounts. At the time a decline in the value of an investment is determined to be other than temporary, a provision for loss is recorded which is included in realized capital gains and losses. Changes in admitted asset carrying amounts of bonds are recorded directly in unassigned surplus.

DERIVATIVE INSTRUMENTS: Derivative instruments, which consist of interest rate swaps and exchange-traded interest rate futures contracts, are valued in accordance with the NAIC Accounting Practices and Procedures manual and the Purposes and Procedures manual of the Securities Valuation Office.

Interest Rate Swap Agreements are agreements in which the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and variable rate interest amounts, calculated by reference to an agreed upon notional principal amount. No cash is exchanged at the outset of the contract, and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. The Company has certain forward interest rate swap agreements where the exchange of interest payments does not begin until a specified future date. The Company intends to settle, for cash, the forward interest rate swap agreements prior to the commencement of the exchange of interest payment streams.

PROVIDENT NATIONAL ASSURANCE COMPANY

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

The fair values of interest rate swap agreements are not reported in the statements of financial condition. Amounts to be paid or received pursuant to interest rate swap agreements are accrued and recognized in the statements of operations as an adjustment to net investment income.

The Company accounts for all of its interest rate swap agreements as hedges. Accordingly, any gains or losses realized on closed or terminated interest rate swap agreements are deferred and amortized to net investment income over the expected remaining life of the hedged item. If the hedged item matures or terminates earlier than anticipated, the remaining unamortized gain or loss is amortized to net investment income in the current period. Gains or losses realized on interest rate swap agreements which are terminated when the hedged assets are sold are allocated to the IMR and amortized into earnings over the remaining life of the assets sold. Gains or losses on interest rate swap agreements which are terminated because the hedged anticipated transaction is no longer likely to occur are reported in the statements of operations as a component of net realized capital gains and losses. The Company regularly monitors the effectiveness of its hedging programs. In the event a hedge becomes ineffective, it is marked-to-market, resulting in a charge or credit to net investment income.

Interest Rate Futures Contracts are commitments to either purchase or sell a financial instrument at a specific future date for a specified price. The Company invests only in futures contracts which have U.S. Treasury securities as the underlying investments. Changes in the market value of contracts are settled, for cash, on a daily basis. The notional amount of interest rate futures contracts represents the extent of the Company's involvement but not the future cash requirements, as the Company intends to close out open positions prior to settlement.

The fair values of futures contracts are not reported in the statements of financial condition. Gains or losses realized on the termination of futures contracts are accounted for in the same manner as interest rate swap agreements.

RESERVES FOR FUTURE POLICY AND CONTRACT BENEFITS: Reserves for future policy and contract benefits on group single premium annuities have been provided on a net single premium method. The reserves are calculated based upon assumptions as to interest, mortality, and retirement that were prescribed or permitted by insurance regulatory authorities. The assumptions vary by year of issue.

Reserves for future policy and contract benefits on all products meet the minimum valuation standards requirements by the Tennessee Department of Commerce and Insurance.

GICS AND OTHER CONTRACT DEPOSIT FUNDS: GICs and other contract deposit funds represent customer deposits plus interest credited at contract rates. The interest rate credited on a contract is dependent upon the time to maturity with most contracts issued having a three to five year maturity. Generally, if a policyholder terminates a GIC prior to maturity, there is a surrender charge imposed which is based on the length of the remaining life of the GIC and the change in interest rates from the date the GIC was issued to the date of termination. In those cases where a guaranteed interest crediting rate exceeds the minimum standards valuation interest rate, a reserve for interest guarantees has been established. The Company controls its interest rate risk by investing in quality assets which have an aggregate duration that closely matches the expected duration of the liabilities. The Company has changed its investment strategy from a duration matching approach to a cash flow matching approach.
The change was necessitated by the Company's announcement in 1994 that it had discontinued the sale of new GIC business. The Company has no significant business other than GICs. The Company will continue to service all of its existing GICs.

PROVIDENT NATIONAL ASSURANCE COMPANY

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

SEPARATE ACCOUNTS: The separate account amounts shown in the accompanying financial statements represent contributions by contract holders to variable-benefits and fixed-benefits pension plans. The contract purchase payments and the assets of the separate accounts are segregated from other Company funds for both investment and administrative purposes. Contract purchase payments received under variable annuity contracts are subject to deductions for sales and administrative fees. Also, the Company receives management fees which are based on the net asset values of the separate accounts.

NOTE 2--FAIR VALUES OF FINANCIAL INSTRUMENTS

The carrying amounts and fair values of the Company's financial instruments are as follows:

                                                                   December 31
                                                             (in thousands of dollars)
                                      ------------------------------------------------------------------------
                                                     1997                                1996
                                           Carrying            Fair            Carrying            Fair
                                            Amount            Value             Amount            Value
                                      ------------------------------------------------------------------------
ADMITTED ASSETS
   Bonds                                    $711,181          $752,178        $1,035,968        $1,064,132
   Cash                                           51                51               659               659
   Short-term Investments                          -                 -            72,674            72,674

LIABILITIES
   GICs                                      373,802           378,574           762,787           770,936
   Borrowed Money                             13,604            13,604             7,116             7,116

The following methods and assumptions were used by the Company in estimating the fair values of its financial instruments:

BONDS: Fair values for bonds are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. See
Note 3 for the amortized cost and fair values of bonds by security type and by maturity date.

CASH AND SHORT-TERM INVESTMENTS: Carrying amounts for cash and short-term investments approximate fair value.

PROVIDENT NATIONAL ASSURANCE COMPANY

NOTE 2--FAIR VALUES OF FINANCIAL INSTRUMENTS - CONTINUED

GICS: The fair value of the Company's liability for GICs is estimated using discounted cash flow calculations, based on current market interest rates available for similar contracts with maturities consistent with those remaining for the contracts being valued.

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed.

BORROWED MONEY:  The carrying amount of borrowed money approximates fair value.

DERIVATIVES: Fair values of the Company's derivative financial instruments are based on market quotes, pricing models, or formulas using current interest rates and assumptions and represent the net amount of cash the Company would have received or paid if the contracts had been settled or closed on December 31.
The fair values are as follows:

                                                December 31
                                         1997                  1996
                                          (in thousands of dollars)
                                ------------------------------------------
Interest Rate Swaps                      $2,718                $(851)

PROVIDENT NATIONAL ASSURANCE COMPANY

NOTE 3--INVESTMENTS

BONDS:

The amortized cost and fair values of bonds by security type are as follows:

                                                                                     December 31, 1997
                                                                                 (in thousands of dollars)
                                                             --------------------------------------------------------------------
                                                                                   Gross            Gross
                                                                 Amortized       Unrealized       Unrealized          Fair
                                                                   Cost             Gains           Losses            Value
                                                             --------------------------------------------------------------------
United States Government and
  Government Agencies and Authorities                             $  2,720          $   413             $  -         $  3,133
Foreign Governments                                                    107                -                1              106
Public Utilities                                                   136,436           20,834              142          157,128
Mortgage-backed Securities                                         247,140            4,627              320          251,447
All Other Corporate Bonds                                          324,778           16,076              490          340,364
                                                                  --------          -------             ----         --------
      Total                                                       $711,181          $41,950             $953         $752,178
                                                                  ========          =======             ====         ========


                                                                                     December 31, 1996
                                                                                 (in thousands of dollars)
                                                            --------------------------------------------------------------------
                                                                                   Gross            Gross
                                                                 Amortized       Unrealized       Unrealized          Fair
                                                                   Cost             Gains           Losses            Value
                                                            --------------------------------------------------------------------
United States Government and
  Government Agencies and Authorities                           $    2,139          $ 1,004           $    -       $    3,143
Foreign Governments                                                    110                -                2              108
Public Utilities                                                   173,966           15,817              466          189,317
Mortgage-backed Securities                                         413,155            4,723            3,397          414,481
All Other Corporate Bonds                                          446,598           11,806            1,321          457,083
                                                                ----------          -------           ------       ----------
      Total                                                     $1,035,968          $33,350           $5,186       $1,064,132
                                                                ==========          =======           ======       ==========

PROVIDENT NATIONAL ASSURANCE COMPANY

NOTE 3--INVESTMENTS - CONTINUED

The amortized cost and fair values of bonds by maturity date are shown below. The maturity dates have not been adjusted for possible calls or prepayments.

                                                             December 31, 1997
                                                          (in thousands of dollars)
                                               -------------------------------------------------
                                                     Amortized                     Fair
                                                       Cost                       Value
                                               ---------------------      ----------------------
 1 year or less                                       $ 69,021                    $ 69,598
 Over 1 year through 5 years                           128,440                     131,368
 Over 5 years through 10 years                          53,953                      54,949
 Over 10 years                                         212,627                     244,816
                                                      --------                    --------
                                                       464,041                     500,731
 Mortgage-backed Securities                            247,140                     251,447
                                                      --------                    --------
                                                      $711,181                    $752,178
                                                      ========                    ========

For the years ended December 31, 1997 and 1996, there were changes in net unrealized gains and losses on bonds of $12,833,000 and $(44,556,000), respectively. These unrealized gains and losses are not reflected in the financial statements.

At December 31, 1997, the total investment in below-investment-grade bonds (securities rated below Baa3 by Moody's Investor Services or an equivalent internal rating) was $54,334,000 or 7.6 percent of cash and invested assets. The fair value of these investments was $59,058,000.

MORTGAGE LOANS:

In February 1996, the Company sold eight mortgage loans with a principal amount and a book value of $29,932,000. The transaction resulted in a realized capital loss of $5,409,000 on a pre-tax basis and $3,516,000 after tax.

PROVIDENT NATIONAL ASSURANCE COMPANY

NOTE 3--INVESTMENTS - CONTINUED

NET INVESTMENT INCOME:

Sources for net investment income are as follows:

                                                   Year Ended December 31
                                                   1997                 1996
                                                  (in thousands of dollars)
                                           -----------------------------------------
Bonds                                             $65,332             $109,747
Mortgage Loans                                         22                1,626
Real Estate                                           (34)                 (14)
Cash                                                    -                    4
Short-term Investments                              1,666                1,531
Derivative Instruments                                184                   10
Other Invested Assets                                  14                   28
                                                  -------             --------
   Gross Investment Income                         67,184              112,932
Investment Expenses                                 1,390                2,872
                                                  -------             --------
   Net Investment Income                          $65,794             $110,060
                                                  =======             ========

Due and accrued income on bonds where collection of interest is uncertain is excluded from investment income. No amounts were excluded at December 31, 1997 and 1996.

PROVIDENT NATIONAL ASSURANCE COMPANY

NOTE 3--INVESTMENTS - CONTINUED

REALIZED CAPITAL GAINS AND LOSSES:

Realized capital gains (losses) on investments are as follows:


                                                                      Year Ended December 31
                                                                    1997                 1996
                                                                    (in thousands of dollars)
                                                           -----------------------------------------
Bonds                                                              $ 3,955             $  9,489
Mortgage Loans                                                           -               (2,447)
Real Estate                                                              -                   21
Derivative Financial Instruments                                         -              (22,058)
                                                                   -------             --------
   Total                                                             3,955              (14,995)
Federal Income Tax                                                   3,383                7,629
                                                                   -------             --------
Pre-IMR Capital Gains (Losses), Net of Tax                             572              (22,624)
                                                                   -------             --------
Transferred to IMR
   Pre-tax Capital Gains (Losses)                                    3,955               (3,094)
   Federal Income Tax                                                1,384                3,837
                                                                   -------             --------
                                                                     2,571               (6,931)
                                                                   -------             --------
Net Realized Capital Losses                                        $(1,999)            $(15,693)
                                                                   =======             ========

Proceeds from sales of bonds for the years ended December 31, 1997 and 1996 were $153,643,000 and $475,518,000, respectively. Gross gains of $4,483,000 and
$11,449,000 and gross losses of $528,000 and $1,960,000, respectively, were realized during 1997 and 1996 on sales and calls of bonds.

PROVIDENT NATIONAL ASSURANCE COMPANY

NOTE 4--DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses interest rate swaps and exchange-traded interest rate futures contracts to hedge interest rate risks and to match assets with its insurance liabilities.

DERIVATIVE RISKS

The basic types of risks associated with derivatives are market risk (that the value of the derivative will be adversely impacted by changes in the market, primarily the change in interest rates) and credit risk (that the counterparty will not perform according to the terms of the contract). The market risk of derivatives should generally offset the market risk associated with the hedged financial instrument or liability. The credit exposure of derivatives is limited to the value of those contracts in a net gain position. The Company mitigates credit risk by entering into master agreements with its counterparties whereby contracts in a gain position can be offset against contracts in a loss position. Additionally, the Company typically enters into bilateral, cross-collateralization agreements with its counterparties. These agreements require the counterparty in a loss position to submit acceptable collateral with the other counterparty in the event the net loss position meets or exceeds an agreed upon amount. The Company's current credit exposure on derivatives, which is limited to the value of those contracts in a net gain position, was $2,760,000 at December 31, 1997.

HEDGING ACTIVITY

The table below summarizes by notional amounts the activity for each category of derivatives.

                                                  Interest Rate Swaps
                                              -----------------------------------
                                                  Receive         Receive
                                                 Variable/         Fixed/
                                                 Pay Fixed      Pay Variable       Futures          Total
                                                                    (in thousands of dollars)
                                               -----------------------------------------------------------------
BALANCE AT DECEMBER 31, 1995                       $300,000        $266,179         $      -        $566,179
   Additions                                              -         100,000          167,500         267,500
   Terminations                                     300,000         238,561          167,500         706,061
                                             --------------        --------  ---------------        --------
BALANCE AT DECEMBER 31, 1996                              -         127,618                -         127,618
   Additions                                              -               -                -               -
   Terminations                                           -          84,679                -          84,679
                                             --------------        --------  ---------------        --------
BALANCE AT DECEMBER 31, 1997                       $      -        $ 42,939         $      -        $ 42,939
                                             ==============        ========  ===============        ========

PROVIDENT NATIONAL ASSURANCE COMPANY

NOTE 4--DERIVATIVE FINANCIAL INSTRUMENTS - CONTINUED

The following table summarizes the timing of anticipated settlements of interest rate swaps outstanding at December 31, 1997, and the related weighted average interest receive rate or pay rate assuming current market conditions.

                                               1998      1999   2000     2001     2002     Total
                                                          (in thousands of dollars)
                                            ---------------------------------------------------
RECEIVE FIXED/PAY VARIABLE
Notional Value                                $12,939      -      -    $10,000   $20,000   $42,939
Weighted Average Receive Rate                    5.00%     -      -       7.42%     7.44%     6.70%
Weighted Average Pay Rate                        5.72      -      -       5.81      5.81      5.78

Derivative activity falls under four programs as follows:

PROGRAM 1

The Company routinely uses futures to protect margins by reducing the risk of changes in interest rates between the time of asset purchase and the associated sale of an asset. The 1997 activity was a hedge to lock in the price on sales of bonds needed to fund maturing liabilities.

Gains or losses on termination of these contracts are deferred and reported as an adjustment of the carrying amount of the hedged asset or the asset backing the hedged liability and are amortized into earnings over the lives of the hedged items. The net deferred gain associated with this activity was $609,000 and $829,000 at December 31, 1997 and 1996, respectively. Overall, $220,000 and $898,000 of the deferred gain was amortized into earnings in 1997 and 1996 under this hedging program.

PROGRAM 2

In 1994 and 1993 the Company created $525,000,000 of synthetic variable rate GICs consisting of fixed rate GICs combined with index amortizing swaps (receive fixed/pay variable), which were then backed by variable rate mortgage-backed securities. The notional amount of these swaps reduces based on an amortization schedule indexed to a constant maturity treasury rate. Under market conditions at December 31, 1997 the remaining swaps are expected to amortize fully over the next year.

Expense from settlements of payment streams on these interest rate swap agreements was $77,000 and $204,000 for 1997 and 1996, respectively, and is included in net investment income in the statements of operations.

In the event of early disposal of the hedged item, the swap is marked-to-market and any resulting gain or loss is recognized in earnings as an adjustment to net investment income. In 1996, the Company recognized a $359,000 mark-to-market loss on certain of these swaps due to the early disposal of a portion of the GICs hedged under this program. The affected swaps have been tagged to other GICs. The amount of the loss amortized back into earnings in 1997 and 1996 was $261,000 and $573,000. The unamortized loss of $392,000 at December 31, 1996, is being amortized into earnings over the remaining life of the swaps.

PROVIDENT NATIONAL ASSURANCE COMPANY

NOTE 4--DERIVATIVE FINANCIAL INSTRUMENTS - CONTINUED

PROGRAM 3

In 1994, the Company announced that it would discontinue the sale of traditional GICs. At that time, the Company decided to convert from a duration matching investment approach to a cash flow matching investment approach for its GIC business. The Company hedged the risk of a decline in price on future sales of assets which would be necessary to fund maturing liabilities through the use of forward interest rate swaps (receive variable/pay fixed) and short interest rate futures contracts. The remaining $300,000,000 swap position was terminated in 1996, resulting in a before-tax capital loss of $19,347,000 on the swap termination and a $5,615,000 before-tax capital gain on the sale of the associated bonds.

PROGRAM 4

In 1996, the Company executed a series of cash flow hedges in the group single premium annuity portfolio, hedging $30,000,000 of expected cash flows in the years 2001 and 2002 using forward interest rate swaps (receive fixed/pay variable). The purpose of this action was to lock in the reinvestment rates on future cash flows and protect the Company from the potential adverse impact of declining interest rates on the associated policy reserves. These swaps are scheduled to be terminated in the years 2001 and 2002 as assets are purchased with the future anticipated cash flows.

PROVIDENT NATIONAL ASSURANCE COMPANY

NOTE 5--ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES

The withdrawal characteristics of annuity actuarial reserves and deposit liabilities are as follows:

                                                                                                 December 31, 1997
                                                                                              (in thousands of dollars)
                                                                                       ----------------------------------------
                                                                                              Amount                   %
                                                                                       ------------------        --------------
Subject to Discretionary Withdrawal With Adjustment
   With Market Value Adjustment                                                              $418,515                  46.3%
   At Market Value                                                                            280,735                  31.1
                                                                                             --------                 -----
Total With Adjustment or at Market Value                                                      699,250                  77.4
Subject to Discretionary Withdrawal Without Adjustment                                         13,450                   1.5
Not Subject to Discretionary Withdrawal                                                       191,133                  21.1
                                                                                             --------                 -----
                                                                                             $903,833                 100.0%
                                                                                             ========                 =====

NOTE 6--FEDERAL INCOME TAXES

The Company is included along with its affiliates in a consolidated tax return filed by Provident Companies, Inc. The total federal income tax liability of the consolidated group is allocated among the members of the group in proportion of the consolidated federal taxable income of the group directly attributable to each member. Reimbursement is made among the members of the group to the extent losses are used to offset income within the group.

A reconciliation of the federal income tax computed at the statutory corporate tax rate and the federal income tax expense in the statements of operations follows:

                                                                                                   Year Ended December 31
                                                                                                  1997                 1996
                                                                                        -----------------------------------------
Statutory Federal Income Tax Rate                                                                35.0%                35.0%
Tax-preferred Investment Income                                                                  (1.0)                (1.9)
Accrual of Market Discount Bonds                                                                 (0.2)                (4.5)
Reserves                                                                                         (1.2)                 1.3
Amortization of IMR                                                                               5.3                 (1.2)
Other Items, Net                                                                                  2.4                 (2.6)
                                                                                                 ----                 ----
Effective Federal Income Tax Rate                                                                40.3%                26.1%
                                                                                                 ====                 ====

During 1997, the Company held an appellate conference with the Internal Revenue Service for tax years 1986 through 1992 and is awaiting a response to its comprehensive settlement proposal covering all issues for such years. The Internal Revenue Service continued its examination of the Company's federal income tax returns for tax years 1993 through 1995. Management believes this appellate conference and examination will have no material adverse impact on the Company's financial statements.

PROVIDENT NATIONAL ASSURANCE COMPANY

NOTE 7--SEPARATE ACCOUNTS

Separate accounts held by the Company primarily represent funds which the Company invests on behalf of the accounts' contract holders. These separate accounts represent variable annuity contracts and investment vehicles for retirement plans. All separate accounts are carried at fair value.

Information regarding the separate accounts for the year ended December 31, 1997, is as follows:


                                                                 Non-indexed              Non-guaranteed
                                                                Guarantee Less               Separate
                                                             Than or Equal to 4%             Accounts                    Total
                                                                                     (in thousands of dollars)
                                                         ---------------------------------------------------------------------------

Premiums, Considerations or Deposits                               $   174                   $     20                  $    194
                                                                   =======                   ========                  ========

Reserves for Accounts With Assets at Fair Value                    $16,453                   $265,362                  $281,815
                                                                   =======                   ========                  ========

By Withdrawal Characteristics:
   At Fair Value                                                   $16,453                   $265,362                  $281,815
                                                                   =======                   ========                  ========

A reconciliation of the amounts transferred to and from the separate accounts is as follows:

                                                                                  Year Ended
                                                                               December 31, 1997
                                                                           (in thousands of dollars)
                                                                          ---------------------------
Transfers as Reported in the Summary of Operations
of the Separate Accounts Statement:
     Transfers to Separate Accounts                                                $    194
     Transfers from Separate Accounts                                                82,361
                                                                                   --------
     Net Transfers from Separate Accounts                                           (82,167)
     Increase in Liability for Deposit Funds and
       Reserves Less Investment Income                                               80,738
     Investment Management Fees                                                       1,429
                                                                                   --------
Transfer as Reported in the Summary of Operations of the
  Life, Accident and Health Annual Statement                                       $      0
                                                                                   ========

NOTE 8--RETIREMENT BENEFITS

The Company has no employees and, therefore, has no retirement benefits. The Company purchases services at cost from its affiliate, Provident Life and Accident Insurance Company. The cost of these services includes the cost of the affiliate's benefit plans; however, there is no obligation on the part of the Company beyond the amounts paid as part of the cost of services rendered.

PROVIDENT NATIONAL ASSURANCE COMPANY

NOTE 9--RELATED PARTY TRANSACTIONS

During 1997, the Company paid common stock dividends to Provident Companies, Inc. of $10,000,000.

During 1996, the Company paid common stock dividends to Provident Companies, Inc. of $10,336,000 and made a return of capital in the amount of $89,664,000, both of which are considered extraordinary dividends and were approved by the Tennessee Department of Commerce and Insurance.

During 1997 and 1996, the Company borrowed short-term funds from its various affiliates. The related interest expense is as follows:

                                                                                           Year Ended December 31
                                                                                          1997                1996
                                                                                         (in thousands of dollars)
                                                                                 ----------------------------------------
Interest Expense
   Provident Companies, Inc.                                                             $  74               $ 239
   Provident Life and Accident Insurance Company                                             -                  36

Affiliated borrowings outstanding at December 31, 1997 consisted of a $13,604,000 short-term note from Provident Companies, Inc. The note payable was issued on December 31, 1997, and bears interest at 6.41%. The note matured and was repaid in full on January 2, 1998.

Affiliated borrowings outstanding at December 31, 1996 consisted of a $7,116,000 short-term note from Provident Companies, Inc. The note payable was issued on December 31, 1996, and bears interest at 6.35%. The note matured and was repaid in full on January 2, 1997.

Total interest paid during 1997 and 1996, including amounts to affiliates, was $765,000 and $1,746,000, respectively. Interest expense was $766,000 and $1,748,000, respectively.

During 1997, the Company paid investment management fees to Provident Investment Management, LLC of $257,000.

PROVIDENT NATIONAL ASSURANCE COMPANY

NOTE 10--COMMITMENTS AND CONTINGENT LIABILITIES

Commitments

In December 1997, the Company entered into a definitive agreement with American General Corporation (American General) under which the Company will reinsure with various affiliates of American General the Company's in-force block of individual and tax-sheltered annuity business and a number of miscellaneous group pension lines of business. The agreement does not include the Company's GICs or group single premium annuities. The transaction is expected to be completed during the second quarter of 1998.

Contingent Liabilities

Various lawsuits against the Company have arisen in the normal course of business. Contingent liabilities that might arise from litigation are not deemed likely to materially affect the financial position or results of operations of the Company.

NOTE 11-SHAREHOLDER DIVIDEND RESTRICTIONS AND DEPOSITS

The Company is subject to various regulatory restrictions which limit the amount of dividends available for distribution, without prior approval by regulatory authorities, to the greater of ten percent of surplus as regards policyholders as of the preceding year end or the net gain from operations of the preceding year. Only the amount of statutory unassigned surplus is available for the payment of dividends. Based upon these restrictions, the Company is permitted a maximum of $9,034,000 in dividend distributions in 1998.

At December 31, 1997, the Company had on deposit with regulatory authorities securities with a statement value of $2,798,000 held for the protection of policyholders.

PROVIDENT NATIONAL ASSURANCE COMPANY

NOTE 12--GAAP RECONCILIATION

Following is a reconciliation of net income (loss) and capital and surplus of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP:

                                                                 Net Income (Loss)                      Capital and Surplus
                                                               Year Ended December 31                       December 31
                                                               1997              1996                  1997              1996
                                                         -----------------------------------     -----------------------------------

                                                                               (in thousands of dollars)

Statutory basis amounts                                        $ 7,036           $(2,808)             $ 74,214          $ 67,317
Add (deduct) adjustments:
   Investments                                                   2,572            (6,930)               42,783            27,360
   Asset Valuation Reserve and
     Interest Maintenance Reserve                                2,278              (604)                  662             5,803
   Reserve for future policy and contract benefits                (347)              283               (28,071)          (17,783)
   Non-admitted assets                                                                                   4,984             9,855
   Deferred income tax                                           1,896            11,728                 4,453             2,725
                                                               -------           -------              --------          --------

GAAP basis amounts                                             $13,435            $1.669              $ 99,025           $95.277
                                                               =======           =======              ========          ========

                               TABLE OF CONTENTS

Summary of Disclosure Statement
     I.    Investment Adviser and Principal Underwriter                1
     II.   Investment Objectives                                       1
     III.  Type of Investment Company                                  1
     IV.   Redemption                                                  1
     V.    Description of Variable Annuities                           1
     VI.   Miscellaneous                                               2
Per Unit Income and Capital Changes of Separate Account B              2
Description of Separate Account B and the Company                      2
Investment Objectives and Policies                                     3
     I.    Fundamental                                                 3
     II.   Other                                                       5
     III.  Portfolio Turnover                                          6
Federal Tax Status                                                     6
Allocation of Portfolio Brokerage                                      8
Board of Managers of Separate Account B                                9
Compensation of Certain Affiliated Persons                             9
Investment Advisory Services                                          10
     I.    Investment Advisory Agreement                              10
Contract Charges                                                      11
Mortality and Expense Assurances                                      11
Voting Rights                                                         12
Surrender for Redemption                                              12
Transfers Between Account                                             13
Sales and Administrative Services                                     13
     I.    General                                                    13
     II.   Tax Qualified Contracts                                    14
     III.  Non Tax Qualified Contracts                                14
     IV.   Underwriting Agreement                                     15
Valuation of Assets                                                   16
State Regulation of Company                                           16
Securities Custodian                                                  16
Legal Proceedings                                                     16
Legal Opinion                                                         16
Experts                                                               16
Additional Information                                                17

PART C  OTHER INFORMATION


Item 28.  Financial Statements and Exhibits

     (a)  Financial Statements:

          (i) Provident National Assurance Company Separate Account B

              Report of Independent Auditors
              Statements of Assets and Liabilities
              Statements of Operations
              Statements of Changes in Variable Annuity Contract Owners'
               Equity
              Schedule of Investments
              Supplementary Information
              Notes to Financial Statements

              Provident National Assurance Company

              Report of Independent Auditors
              Statements of Financial Condition--Statutory Basis
              Statements of Operation--Statutory Basis
              Statements of Capital and Surplus--Statutory Basis
              Statements of Cash Flows--Statutory Basis
              Notes to Financial Statements--Statutory Basis



     (b)  Exhibits:

          The following exhibits which are marked with an asterisk (*) are incorporated herein by reference (pursuant to Regulation Section
          230.447 and Section 270.8b-32 and in accordance with Rule 24 of the Commission's Rules of Practice) to the registration statement (Form S-5) filed by Registrant under the Securities Act of 1933 or specified amendments thereto.

               * (1) Resolutions of Board of Directors of the Company creating Separate Account B as filed with the original registration statement

               * (2) Rules and Regulations of the Registrant (Post-Effective Amendments Nos. 26 and 27, December 17, 1979, and April 3,
                    1980)

               * (3) Custodian Agreement with respect to securities of the Registrant (Post Effective Amendment No. 23; April 3, 1978)

               * (4) Investment Advisory Agreement (Post-Effective Amendment No. 23; April 3, 1978)

               * (5) Underwriting or distribution contract (Post-Effective Amendment No. 23; April 3, 1978)

               * (6) Form of variable annuity contracts (Post-Effective Amendment No. 26; December 17, 1979)

               * (7) Form of variable annuity application (filed with variable annuity contracts - see Item 6 above)

               * (8) Certificate of Incorporation of the insurance company (Post-Effective Amendment No. 37; April 30, 1987); By-Laws, (Post Effective Amendment No. 41, April 30, 1991).

               (9)  None

               (10) None

               (11) None

               * (12) Opinion of Counsel (filed with Registrant's original Registration Statement)

               (13) (A) Consent of Independent Auditors
                    (B) Consent of Counsel

               (14) Financial statement  not included in Item 27

               (15) None

               (16) None

Item 29.   DIRECTORS AND OFFICERS OF THE INSURANCE COMPANY


     (1)                                  (2)                         (3)
                                                                 Position and
Name and Address                  Positions and Offices          Offices with
Principal Address                 with Insurance Company         Registrant

J. Harold Chandler                Chairman, President            None
1 Fountain Square                 and CEO, Director
Chattanooga, TN  37402

Thomas R. Watjen                  Vice Chairman and Chief        None
1 Fountain Square                 Financial Officer, Director
Chattanooga, TN  37402

William L. Armstrong              Director                       None
1625 Broadway, Suite 780
Denver, CO  80202

William H. Bolinder               Director                       None
1400 American Lane
Schaumberg, IL  60196

Charlotte M. Heffner              Director                       None
1991 West Paces Ferry Road, NW
Atlanta, Georgia  30327-2515

Burton E. Sorensen                Director                       None
Sand Spring Road
Morristown, NJ  07960

Robert O. Best                    Executive Vice President and   None
1 Fountain Square                 Chief Information Officer
Chattanooga, TN  37402

F. Dean Copeland                  Executive Vice President       None
1 Fountain Square                 and General Counsel
Chattanooga, TN  37402

     (1)                                  (2)                         (3)
                                                                 Position and
Name and Address                  Positions and Offices          Offices with
Principal Address                 with Insurance Company         Registrant

Thomas B. Heys, Jr.               Executive Vice President,      None
1 Fountain Square                 Institutional Sales
Chattanooga, TN  37402

Peter C. Madeja                   Executive Vice President       None
440 East Swedesford Road
Suite 3050
Wayne, PA  19087

Jeffrey F. Olingy                 Executive Vice President,      None
1 Fountain Square                 Sales Support
Chattanooga, TN  37402




Robert C. Greving                 Senior Vice President          None
1 Fountain Square                 and Actuary
Chattanooga, TN  37402




Ralph A. Rogers                   Senior Vice President          None
1 Fountain Square                 and Treasurer
Chattanooga, TN  37402

     (1)                                  (2)                         (3)
                                                                 Position and
Name and Address                  Positions and Offices          Offices with
Principal Address                 with Insurance Company         Registrant

Susan N. Roth                     Vice President, Secretary      Secretary
1 Fountain Square                 and Counsel                    to the
Chattanooga, TN  37402                                           Board of
                                                                 Managers

Vicki W. Corbett                  Vice President and Controller  None
1 Fountain Square
Chattanooga, TN  37402


Item 30.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
          THE INSURANCE COMPANY OR THE REGISTRANT

     Provident Companies, Inc.                   (Parent Company;
                                                 A Delaware Corporation)

     Provident Life and Accident                 (A Tennessee Corporation)
     Insurance Company*

     Provident Life and Casualty                 (A Tennessee Corporation)
     Insurance Company*

     Provident National Assurance Company*       (A Tennessee Corporation)
     Sponsor of the Registrant

     The Paul Revere Corporation*                (A Massachusetts Corporation)

     The Paul Revere Life Insurance Company**    (A Massachusetts Corporation)

     The Paul Revere Variable Annuity            (A Massachusetts Corporation)
     Insurance Company***

     The Paul Revere Protective Life             (A Delaware Corporation)
     Insurance Company***

     The Paul Revere Equity Sales Company***     (A Massachusetts Corporation)


      * These companies are wholly owned subsidiaries of Provident Companies, Inc.
     ** This company is a direct wholly owned subsidiary of The Paul Revere Corporation, a wholly owned subsidiary of Provident Companies, Inc.

     *** These companies are direct wholly owned subsidiaries of The Paul
         Revere Life Insurance Company, a wholly owned subsidiary of The Paul Revere Corporation.

Separate financial statements filed for Separate Account and Provident National Assurance Company.

Financials for all other entities not required to be filed with this form.


Item 31.  Number of Contract Owners  (As of March 31, 1998)
          Separate Account B - 450

Item 32.  Indemnification

          Indemnification Agreement is included as part of
          Exhibit 1 under Item 28(b).

Item 33.  Business and Other Connections of Investment Advisor

          The Investment Advisor is a life insurance company licensed to do business in all 50 states and the District of Columbia. In addition to providing services to variable contracts separate accounts, it also engages in the sale of fixed annuity contracts on a group and individual basis. For information concerning profession, location and employment of officers and directors see Item 29 above. Investment Advisor and principal underwriters share complete officer and director commonality.

Item 34.  Principal Underwriters

          (a) The names and principal occupations of the principal executive officers and directors of the Principal Underwriter are set forth in Item 29 above.

          (b) The following presents information concerning commissions and other compensation received by the Principal Underwriter directly or indirectly from the Registrant during the Registrant's last fiscal year. Note: the Registrant ceased making a public offering of its variable annuity contracts on February 1, 1984.

          (c)   Not applicable - total payments were less than $2,000.

Item 35.  Location of Account and Records

          Each account book or other document required to be maintained by
          Section 31(a) of the Investment Company Act of 1940 and the rules (17 CAFI 270.31A-1 to 31A-3) promulgated thereunder are located within the offices of Provident National Assurance Company, 1 Fountain Square, Chattanooga, Tennessee 37402. Such records are in the custody and control of Robert O. Best.

Item 36.  Management Services

          None

Item 37.  Undertakings

          The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

          The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC
          Section 403(b)(11).

                                   SIGNATURES


     As required by (the Securities Act of 1933 and) the Investment Company Act of 1940 the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and) has caused this Registration Statement to be signed on its behalf, in the City of
Chattanooga, and State of   Tennessee  on the 29th day of April, 1998.



                                       PROVIDENT NATIONAL ASSURANCE
                                       COMPANY SEPARATE ACCOUNT B

                                       By /s/ David G. Fussell
                                          ---------------------------
                                          Chairman, Board of Managers



                                       PROVIDENT NATIONAL ASSURANCE
                                       COMPANY


                                       By /s/ J. Harold Chandler
                                          -----------------------
                                          Chairman, President and
                                          Chief Executive Officer

                                   SIGNATURES


     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


Signature               Title                     Date

/s/ David G. Fussell    Chairman and Member of    April 29, 1998
--------------------    The Board of Managers
    David G. Fussell    (Principal Executive
                        Officer and Principal
                        Financial Accounting
                        Officer)

/s/ Henry E. Blaine     Member of the Board       April 29, 1998
-------------------     of Managers
    Henry E. Blaine


/s/ H. Grant Law, Jr.   Member of the Board       April 29, 1998
---------------------   of Managers
    H. Grant Law, Jr.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant has duly caused this post-effective amendment to its registration statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Chattanooga, State of Tennessee, on the 29th day of April, 1998.


                                       PROVIDENT NATIONAL ASSURANCE COMPANY

                                       By /s/ J. Harold Chandler
                                       -------------------------
                                          J. Harold Chandler
                                          Chairman, President and
                                          Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to its registration statement has been signed below by the following persons on April 29, 1998, in the capacities indicated.



/s/ J. Harold Chandler        Chairman, President and Chief Executive
--------------------------    Officer, Director
J. Harold Chandler            (Principal Executive Officer

/s/ Thomas R. Watjen          Vice Chairman and
---------------------------   Chief Financial Officer, Director
Thomas R. Watjen

/s/ William L. Armstrong      Director
---------------------------
William L. Armstrong

/s/ William H. Bolinder       Director
---------------------------
William H. Bolinder

/s/ Charlotte M. Heffner      Director
---------------------------
Charlotte M. Heffner

/s/ Burton E. Sorensen        Director
---------------------------
Burton E. Sorensen